UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund:  BlackRock Funds IV
                             BlackRock Credit Relative Value Fund (formerly, BlackRock Global Long/Short Credit Fund)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2025

Date of reporting period: 07/31/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Credit Relative Value Fund

Institutional Shares | BGCIX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) (formerly known as BlackRock Global Long/Short Credit Fund) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$142	1.37%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Institutional Shares returned 8.06%.

  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index, returned 4.40% and the ICE BofA 3 Month Treasury Bill Index, returned 4.57%.

What contributed to performance?

The Fund’s U.S. absolute return strategies led performance for the reporting period. Specifically, event-related trades, idiosyncratic long positions, and thematic trades all meaningfully contributed to results. European absolute return strategies, particularly event-related trades, also contributed.

Directional positions in European high yield, financials, and mezzanine collateralized loan obligations (“CLOs”) further contributed. In the United States, directional positions in high yield and short-term investment grade corporates were additive.

In European carry (income) strategies, allocations to bank loans and senior CLOs helped performance. U.S. carry strategies, particularly enhanced equipment trust certificates and bank loans, also performed well. The Fund’s cash position made a small contribution to absolute performance.

What detracted from performance?

At a time of positive returns for the fixed-income markets, detractors were limited to risk-management strategies in both the United States and Europe. The implementation of these strategies included the use of derivatives, which contributed to an elevated cash position.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 15	$9,962	$10,012	$10,001
Sep 15	$9,829	$10,063	$10,002
Oct 15	$9,905	$10,084	$10,001
Nov 15	$9,886	$9,917	$10,002
Dec 15	$9,777	$9,970	$10,005
Jan 16	$9,727	$10,056	$10,005
Feb 16	$9,647	$10,280	$10,008
Mar 16	$9,707	$10,558	$10,012
Apr 16	$9,787	$10,698	$10,015
May 16	$9,827	$10,555	$10,016
Jun 16	$9,817	$10,863	$10,019
Jul 16	$9,917	$10,945	$10,022
Aug 16	$9,977	$10,892	$10,024
Sep 16	$9,987	$10,952	$10,029
Oct 16	$10,067	$10,648	$10,032
Nov 16	$10,057	$10,225	$10,033
Dec 16	$10,127	$10,178	$10,038
Jan 17	$10,217	$10,292	$10,042
Feb 17	$10,247	$10,341	$10,046
Mar 17	$10,237	$10,357	$10,048
Apr 17	$10,267	$10,474	$10,055
May 17	$10,307	$10,636	$10,060
Jun 17	$10,307	$10,626	$10,068
Jul 17	$10,368	$10,805	$10,077
Aug 17	$10,368	$10,912	$10,086
Sep 17	$10,418	$10,814	$10,095
Oct 17	$10,478	$10,773	$10,104
Nov 17	$10,458	$10,893	$10,112
Dec 17	$10,478	$10,930	$10,124
Jan 18	$10,569	$11,061	$10,136
Feb 18	$10,569	$10,962	$10,145
Mar 18	$10,529	$11,079	$10,159
Apr 18	$10,559	$10,902	$10,173
May 18	$10,498	$10,819	$10,188
Jun 18	$10,458	$10,771	$10,205
Jul 18	$10,488	$10,753	$10,221
Aug 18	$10,519	$10,764	$10,240
Sep 18	$10,539	$10,671	$10,256
Oct 18	$10,488	$10,552	$10,273
Nov 18	$10,377	$10,585	$10,294
Dec 18	$10,292	$10,799	$10,313
Jan 19	$10,431	$10,964	$10,334
Feb 19	$10,506	$10,900	$10,352
Mar 19	$10,560	$11,037	$10,375
Apr 19	$10,667	$11,004	$10,395
May 19	$10,635	$11,153	$10,418
Jun 19	$10,721	$11,401	$10,441
Jul 19	$10,785	$11,369	$10,460
Aug 19	$10,839	$11,600	$10,482
Sep 19	$10,893	$11,482	$10,500
Oct 19	$10,903	$11,558	$10,520
Nov 19	$10,957	$11,471	$10,533
Dec 19	$11,056	$11,538	$10,549
Jan 20	$11,112	$11,685	$10,563
Feb 20	$11,079	$11,764	$10,578
Mar 20	$10,266	$11,500	$10,609
Apr 20	$10,444	$11,726	$10,610
May 20	$10,622	$11,777	$10,610
Jun 20	$10,733	$11,882	$10,611
Jul 20	$10,889	$12,261	$10,614
Aug 20	$10,956	$12,242	$10,614
Sep 20	$10,912	$12,198	$10,616
Oct 20	$10,945	$12,210	$10,617
Nov 20	$11,268	$12,432	$10,618
Dec 20	$11,493	$12,599	$10,619
Jan 21	$11,586	$12,488	$10,620
Feb 21	$11,725	$12,273	$10,621
Mar 21	$11,725	$12,037	$10,622
Apr 21	$11,806	$12,189	$10,622
May 21	$11,852	$12,303	$10,622
Jun 21	$11,910	$12,195	$10,622
Jul 21	$11,864	$12,357	$10,622
Aug 21	$11,898	$12,306	$10,622
Sep 21	$11,898	$12,087	$10,623
Oct 21	$11,852	$12,058	$10,623
Nov 21	$11,817	$12,023	$10,623
Dec 21	$11,893	$12,006	$10,624
Jan 22	$11,785	$11,760	$10,624
Feb 22	$11,654	$11,620	$10,625
Mar 22	$11,630	$11,266	$10,628
Apr 22	$11,510	$10,649	$10,630
May 22	$11,330	$10,678	$10,637
Jun 22	$10,970	$10,335	$10,639
Jul 22	$11,102	$10,555	$10,645
Aug 22	$11,126	$10,138	$10,662
Sep 22	$10,862	$9,618	$10,689
Oct 22	$10,838	$9,551	$10,705
Nov 22	$10,910	$10,001	$10,740
Dec 22	$10,941	$10,055	$10,779
Jan 23	$11,149	$10,385	$10,812
Feb 23	$11,188	$10,040	$10,848
Mar 23	$11,097	$10,357	$10,894
Apr 23	$11,279	$10,403	$10,929
May 23	$11,292	$10,200	$10,972
Jun 23	$11,344	$10,199	$11,022
Jul 23	$11,422	$10,269	$11,066
Aug 23	$11,473	$10,129	$11,116
Sep 23	$11,525	$9,833	$11,167
Oct 23	$11,486	$9,716	$11,216
Nov 23	$11,694	$10,205	$11,267
Dec 23	$11,925	$10,630	$11,319
Jan 24	$12,045	$10,483	$11,368
Feb 24	$12,085	$10,351	$11,414
Mar 24	$12,179	$10,408	$11,465
Apr 24	$12,179	$10,146	$11,515
May 24	$12,340	$10,279	$11,570
Jun 24	$12,407	$10,293	$11,617
Jul 24	$12,528	$10,578	$11,669
Aug 24	$12,649	$10,828	$11,725
Sep 24	$12,783	$11,012	$11,776
Oct 24	$12,796	$10,643	$11,821
Nov 24	$12,877	$10,679	$11,866
Dec 24	$12,920	$10,450	$11,914
Jan 25	$13,064	$10,510	$11,958
Feb 25	$13,179	$10,660	$11,996
Mar 25	$13,064	$10,726	$12,036
Apr 25	$13,107	$11,041	$12,077
May 25	$13,308	$11,002	$12,121
Jun 25	$13,423	$11,210	$12,161
Jul 25	$13,538	$11,043	$12,203

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	8.06%	4.45%	3.08%
Bloomberg Global Aggregate Bond Index...
	4.40	(2.07)	1.00
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.57	2.83	2.01

The Fund's returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Relative Value Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$818,857,957
Number of Portfolio Holdings...
835
Net Investment Advisory Fees...
$7,695,241
Portfolio Turnover Rate...
113%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	53.6%	1.3%	54.9%
United Kingdom...
	7.8	0.1	7.9
Ireland...
	7.0	-	7.0
Germany...
	4.8	-	4.8
France...
	4.2	-	4.2
Luxembourg...
	3.5	-	3.5
Italy...
	2.8	0.5	3.3
Portugal...
	1.7	-	1.7
Netherlands...
	1.5	-	1.5
Canada...
	1.2	-	1.2
OtherFootnote Reference(b)	9.5	0.5	10.0
Total...
	97.6%	2.4%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.4%
A...
0.8
BBB/Baa...
9.5
BB/Ba...
26.9
B...
33.9
CCC/Caa...
6.3
CC/Ca...
0.1
N/R...
17.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 27, 2025, the Fund’s Board approved a change in the name of BlackRock Global Long/Short Credit Fund to BlackRock Credit Relative Value Fund. In connection with the Fund’s name change, the Fund removed an investment policy under which it would allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities of non-U.S. issuers and allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). These changes became effective on May 5, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Institutional Shares | BGCIX

Annual Shareholder Report — July 31, 2025

BGCIX-07/25-AR

BlackRock Credit Relative Value Fund

Investor A Shares | BGCAX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) (formerly known as BlackRock Global Long/Short Credit Fund) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$163	1.57%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor A Shares returned 7.90%.

  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index, returned 4.40% and the ICE BofA 3 Month Treasury Bill Index, returned 4.57%.

What contributed to performance?

The Fund’s U.S. absolute return strategies led performance for the reporting period. Specifically, event-related trades, idiosyncratic long positions, and thematic trades all meaningfully contributed to results. European absolute return strategies, particularly event-related trades, also contributed.

Directional positions in European high yield, financials, and mezzanine collateralized loan obligations (“CLOs”) further contributed. In the United States, directional positions in high yield and short-term investment grade corporates were additive.

In European carry (income) strategies, allocations to bank loans and senior CLOs helped performance. U.S. carry strategies, particularly enhanced equipment trust certificates and bank loans, also performed well. The Fund’s cash position made a small contribution to absolute performance.

What detracted from performance?

At a time of positive returns for the fixed-income markets, detractors were limited to risk-management strategies in both the United States and Europe. The implementation of these strategies included the use of derivatives, which contributed to an elevated cash position.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 15	$9,554	$10,012	$10,001
Sep 15	$9,435	$10,063	$10,002
Oct 15	$9,499	$10,084	$10,001
Nov 15	$9,481	$9,917	$10,002
Dec 15	$9,374	$9,970	$10,005
Jan 16	$9,326	$10,056	$10,005
Feb 16	$9,240	$10,280	$10,008
Mar 16	$9,298	$10,558	$10,012
Apr 16	$9,374	$10,698	$10,015
May 16	$9,413	$10,555	$10,016
Jun 16	$9,403	$10,863	$10,019
Jul 16	$9,490	$10,945	$10,022
Aug 16	$9,547	$10,892	$10,024
Sep 16	$9,557	$10,952	$10,029
Oct 16	$9,634	$10,648	$10,032
Nov 16	$9,615	$10,225	$10,033
Dec 16	$9,682	$10,178	$10,038
Jan 17	$9,768	$10,292	$10,042
Feb 17	$9,787	$10,341	$10,046
Mar 17	$9,787	$10,357	$10,048
Apr 17	$9,807	$10,474	$10,055
May 17	$9,845	$10,636	$10,060
Jun 17	$9,845	$10,626	$10,068
Jul 17	$9,903	$10,805	$10,077
Aug 17	$9,903	$10,912	$10,086
Sep 17	$9,941	$10,814	$10,095
Oct 17	$9,989	$10,773	$10,104
Nov 17	$9,970	$10,893	$10,112
Dec 17	$9,993	$10,930	$10,124
Jan 18	$10,080	$11,061	$10,136
Feb 18	$10,080	$10,962	$10,145
Mar 18	$10,032	$11,079	$10,159
Apr 18	$10,061	$10,902	$10,173
May 18	$9,993	$10,819	$10,188
Jun 18	$9,954	$10,771	$10,205
Jul 18	$9,983	$10,753	$10,221
Aug 18	$10,012	$10,764	$10,240
Sep 18	$10,032	$10,671	$10,256
Oct 18	$9,983	$10,552	$10,273
Nov 18	$9,867	$10,585	$10,294
Dec 18	$9,794	$10,799	$10,313
Jan 19	$9,916	$10,964	$10,334
Feb 19	$9,988	$10,900	$10,352
Mar 19	$10,039	$11,037	$10,375
Apr 19	$10,141	$11,004	$10,395
May 19	$10,100	$11,153	$10,418
Jun 19	$10,182	$11,401	$10,441
Jul 19	$10,243	$11,369	$10,460
Aug 19	$10,294	$11,600	$10,482
Sep 19	$10,345	$11,482	$10,500
Oct 19	$10,345	$11,558	$10,520
Nov 19	$10,396	$11,471	$10,533
Dec 19	$10,493	$11,538	$10,549
Jan 20	$10,546	$11,685	$10,563
Feb 20	$10,504	$11,764	$10,578
Mar 20	$9,733	$11,500	$10,609
Apr 20	$9,902	$11,726	$10,610
May 20	$10,071	$11,777	$10,610
Jun 20	$10,176	$11,882	$10,611
Jul 20	$10,324	$12,261	$10,614
Aug 20	$10,377	$12,242	$10,614
Sep 20	$10,324	$12,198	$10,616
Oct 20	$10,356	$12,210	$10,617
Nov 20	$10,663	$12,432	$10,618
Dec 20	$10,882	$12,599	$10,619
Jan 21	$10,958	$12,488	$10,620
Feb 21	$11,079	$12,273	$10,621
Mar 21	$11,090	$12,037	$10,622
Apr 21	$11,155	$12,189	$10,622
May 21	$11,199	$12,303	$10,622
Jun 21	$11,254	$12,195	$10,622
Jul 21	$11,210	$12,357	$10,622
Aug 21	$11,243	$12,306	$10,622
Sep 21	$11,232	$12,087	$10,623
Oct 21	$11,188	$12,058	$10,623
Nov 21	$11,155	$12,023	$10,623
Dec 21	$11,222	$12,006	$10,624
Jan 22	$11,121	$11,760	$10,624
Feb 22	$10,985	$11,620	$10,625
Mar 22	$10,962	$11,266	$10,628
Apr 22	$10,849	$10,649	$10,630
May 22	$10,679	$10,678	$10,637
Jun 22	$10,340	$10,335	$10,639
Jul 22	$10,453	$10,555	$10,645
Aug 22	$10,487	$10,138	$10,662
Sep 22	$10,227	$9,618	$10,689
Oct 22	$10,204	$9,551	$10,705
Nov 22	$10,272	$10,001	$10,740
Dec 22	$10,302	$10,055	$10,779
Jan 23	$10,497	$10,385	$10,812
Feb 23	$10,522	$10,040	$10,848
Mar 23	$10,437	$10,357	$10,894
Apr 23	$10,607	$10,403	$10,929
May 23	$10,619	$10,200	$10,972
Jun 23	$10,668	$10,199	$11,022
Jul 23	$10,741	$10,269	$11,066
Aug 23	$10,790	$10,129	$11,116
Sep 23	$10,827	$9,833	$11,167
Oct 23	$10,790	$9,716	$11,216
Nov 23	$10,985	$10,205	$11,267
Dec 23	$11,198	$10,630	$11,319
Jan 24	$11,311	$10,483	$11,368
Feb 24	$11,349	$10,351	$11,414
Mar 24	$11,437	$10,408	$11,465
Apr 24	$11,437	$10,146	$11,515
May 24	$11,575	$10,279	$11,570
Jun 24	$11,651	$10,293	$11,617
Jul 24	$11,751	$10,578	$11,669
Aug 24	$11,864	$10,828	$11,725
Sep 24	$11,990	$11,012	$11,776
Oct 24	$11,990	$10,643	$11,821
Nov 24	$12,065	$10,679	$11,866
Dec 24	$12,102	$10,450	$11,914
Jan 25	$12,236	$10,510	$11,958
Feb 25	$12,344	$10,660	$11,996
Mar 25	$12,236	$10,726	$12,036
Apr 25	$12,277	$11,041	$12,077
May 25	$12,465	$11,002	$12,121
Jun 25	$12,559	$11,210	$12,161
Jul 25	$12,680	$11,043	$12,203

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	7.90%	4.20%	2.82%
Investor A Shares (with sales charge)...
	3.58	3.35	2.40
Bloomberg Global Aggregate Bond Index...
	4.40	(2.07)	1.00
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.57	2.83	2.01

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund's returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Relative Value Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$818,857,957
Number of Portfolio Holdings...
835
Net Investment Advisory Fees...
$7,695,241
Portfolio Turnover Rate...
113%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	53.6%	1.3%	54.9%
United Kingdom...
	7.8	0.1	7.9
Ireland...
	7.0	-	7.0
Germany...
	4.8	-	4.8
France...
	4.2	-	4.2
Luxembourg...
	3.5	-	3.5
Italy...
	2.8	0.5	3.3
Portugal...
	1.7	-	1.7
Netherlands...
	1.5	-	1.5
Canada...
	1.2	-	1.2
OtherFootnote Reference(b)	9.5	0.5	10.0
Total...
	97.6%	2.4%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.4%
A...
0.8
BBB/Baa...
9.5
BB/Ba...
26.9
B...
33.9
CCC/Caa...
6.3
CC/Ca...
0.1
N/R...
17.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 27, 2025, the Fund’s Board approved a change in the name of BlackRock Global Long/Short Credit Fund to BlackRock Credit Relative Value Fund. In connection with the Fund’s name change, the Fund removed an investment policy under which it would allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities of non-U.S. issuers and allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). These changes became effective on May 5, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Investor A Shares | BGCAX

Annual Shareholder Report — July 31, 2025

BGCAX-07/25-AR

BlackRock Credit Relative Value Fund

Investor C Shares | BGCCX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) (formerly known as BlackRock Global Long/Short Credit Fund) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$240	2.32%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor C Shares returned 7.03%.

  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index, returned 4.40% and the ICE BofA 3 Month Treasury Bill Index, returned 4.57%.

What contributed to performance?

The Fund’s U.S. absolute return strategies led performance for the reporting period. Specifically, event-related trades, idiosyncratic long positions, and thematic trades all meaningfully contributed to results. European absolute return strategies, particularly event-related trades, also contributed.

Directional positions in European high yield, financials, and mezzanine collateralized loan obligations (“CLOs”) further contributed. In the United States, directional positions in high yield and short-term investment grade corporates were additive.

In European carry (income) strategies, allocations to bank loans and senior CLOs helped performance. U.S. carry strategies, particularly enhanced equipment trust certificates and bank loans, also performed well. The Fund’s cash position made a small contribution to absolute performance.

What detracted from performance?

At a time of positive returns for the fixed-income markets, detractors were limited to risk-management strategies in both the United States and Europe. The implementation of these strategies included the use of derivatives, which contributed to an elevated cash position.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 15	$9,942	$10,012	$10,001
Sep 15	$9,807	$10,063	$10,002
Oct 15	$9,875	$10,084	$10,001
Nov 15	$9,846	$9,917	$10,002
Dec 15	$9,735	$9,970	$10,005
Jan 16	$9,675	$10,056	$10,005
Feb 16	$9,584	$10,280	$10,008
Mar 16	$9,635	$10,558	$10,012
Apr 16	$9,705	$10,698	$10,015
May 16	$9,745	$10,555	$10,016
Jun 16	$9,725	$10,863	$10,019
Jul 16	$9,816	$10,945	$10,022
Aug 16	$9,866	$10,892	$10,024
Sep 16	$9,866	$10,952	$10,029
Oct 16	$9,936	$10,648	$10,032
Nov 16	$9,916	$10,225	$10,033
Dec 16	$9,976	$10,178	$10,038
Jan 17	$10,057	$10,292	$10,042
Feb 17	$10,077	$10,341	$10,046
Mar 17	$10,067	$10,357	$10,048
Apr 17	$10,087	$10,474	$10,055
May 17	$10,117	$10,636	$10,060
Jun 17	$10,107	$10,626	$10,068
Jul 17	$10,157	$10,805	$10,077
Aug 17	$10,147	$10,912	$10,086
Sep 17	$10,188	$10,814	$10,095
Oct 17	$10,238	$10,773	$10,104
Nov 17	$10,208	$10,893	$10,112
Dec 17	$10,228	$10,930	$10,124
Jan 18	$10,308	$11,061	$10,136
Feb 18	$10,298	$10,962	$10,145
Mar 18	$10,248	$11,079	$10,159
Apr 18	$10,268	$10,902	$10,173
May 18	$10,198	$10,819	$10,188
Jun 18	$10,147	$10,771	$10,205
Jul 18	$10,178	$10,753	$10,221
Aug 18	$10,188	$10,764	$10,240
Sep 18	$10,208	$10,671	$10,256
Oct 18	$10,147	$10,552	$10,273
Nov 18	$10,027	$10,585	$10,294
Dec 18	$9,942	$10,799	$10,313
Jan 19	$10,058	$10,964	$10,334
Feb 19	$10,132	$10,900	$10,352
Mar 19	$10,174	$11,037	$10,375
Apr 19	$10,269	$11,004	$10,395
May 19	$10,226	$11,153	$10,418
Jun 19	$10,300	$11,401	$10,441
Jul 19	$10,353	$11,369	$10,460
Aug 19	$10,406	$11,600	$10,482
Sep 19	$10,448	$11,482	$10,500
Oct 19	$10,437	$11,558	$10,520
Nov 19	$10,490	$11,471	$10,533
Dec 19	$10,573	$11,538	$10,549
Jan 20	$10,616	$11,685	$10,563
Feb 20	$10,573	$11,764	$10,578
Mar 20	$9,794	$11,500	$10,609
Apr 20	$9,957	$11,726	$10,610
May 20	$10,119	$11,777	$10,610
Jun 20	$10,216	$11,882	$10,611
Jul 20	$10,357	$12,261	$10,614
Aug 20	$10,411	$12,242	$10,614
Sep 20	$10,346	$12,198	$10,616
Oct 20	$10,367	$12,210	$10,617
Nov 20	$10,670	$12,432	$10,618
Dec 20	$10,883	$12,599	$10,619
Jan 21	$10,960	$12,488	$10,620
Feb 21	$11,071	$12,273	$10,621
Mar 21	$11,071	$12,037	$10,622
Apr 21	$11,137	$12,189	$10,622
May 21	$11,171	$12,303	$10,622
Jun 21	$11,215	$12,195	$10,622
Jul 21	$11,159	$12,357	$10,622
Aug 21	$11,193	$12,306	$10,622
Sep 21	$11,171	$12,087	$10,623
Oct 21	$11,126	$12,058	$10,623
Nov 21	$11,071	$12,023	$10,623
Dec 21	$11,139	$12,006	$10,624
Jan 22	$11,026	$11,760	$10,624
Feb 22	$10,891	$11,620	$10,625
Mar 22	$10,857	$11,266	$10,628
Apr 22	$10,744	$10,649	$10,630
May 22	$10,563	$10,678	$10,637
Jun 22	$10,223	$10,335	$10,639
Jul 22	$10,337	$10,555	$10,645
Aug 22	$10,348	$10,138	$10,662
Sep 22	$10,099	$9,618	$10,689
Oct 22	$10,065	$9,551	$10,705
Nov 22	$10,122	$10,001	$10,740
Dec 22	$10,141	$10,055	$10,779
Jan 23	$10,334	$10,385	$10,812
Feb 23	$10,358	$10,040	$10,848
Mar 23	$10,262	$10,357	$10,894
Apr 23	$10,430	$10,403	$10,929
May 23	$10,430	$10,200	$10,972
Jun 23	$10,467	$10,199	$11,022
Jul 23	$10,527	$10,269	$11,066
Aug 23	$10,575	$10,129	$11,116
Sep 23	$10,611	$9,833	$11,167
Oct 23	$10,575	$9,716	$11,216
Nov 23	$10,766	$10,205	$11,267
Dec 23	$10,975	$10,630	$11,319
Jan 24	$11,086	$10,483	$11,368
Feb 24	$11,123	$10,351	$11,414
Mar 24	$11,209	$10,408	$11,465
Apr 24	$11,209	$10,146	$11,515
May 24	$11,344	$10,279	$11,570
Jun 24	$11,418	$10,293	$11,617
Jul 24	$11,517	$10,578	$11,669
Aug 24	$11,628	$10,828	$11,725
Sep 24	$11,751	$11,012	$11,776
Oct 24	$11,751	$10,643	$11,821
Nov 24	$11,825	$10,679	$11,866
Dec 24	$11,861	$10,450	$11,914
Jan 25	$11,992	$10,510	$11,958
Feb 25	$12,097	$10,660	$11,996
Mar 25	$11,992	$10,726	$12,036
Apr 25	$12,032	$11,041	$12,077
May 25	$12,216	$11,002	$12,121
Jun 25	$12,308	$11,210	$12,161
Jul 25	$12,413	$11,043	$12,203

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	7.03%	3.40%	2.19%
Investor C Shares (with sales charge)...
	6.03	3.40	2.19
Bloomberg Global Aggregate Bond Index...
	4.40	(2.07)	1.00
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.57	2.83	2.01

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund's returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Relative Value Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$818,857,957
Number of Portfolio Holdings...
835
Net Investment Advisory Fees...
$7,695,241
Portfolio Turnover Rate...
113%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	53.6%	1.3%	54.9%
United Kingdom...
	7.8	0.1	7.9
Ireland...
	7.0	-	7.0
Germany...
	4.8	-	4.8
France...
	4.2	-	4.2
Luxembourg...
	3.5	-	3.5
Italy...
	2.8	0.5	3.3
Portugal...
	1.7	-	1.7
Netherlands...
	1.5	-	1.5
Canada...
	1.2	-	1.2
OtherFootnote Reference(b)	9.5	0.5	10.0
Total...
	97.6%	2.4%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.4%
A...
0.8
BBB/Baa...
9.5
BB/Ba...
26.9
B...
33.9
CCC/Caa...
6.3
CC/Ca...
0.1
N/R...
17.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 27, 2025, the Fund’s Board approved a change in the name of BlackRock Global Long/Short Credit Fund to BlackRock Credit Relative Value Fund. In connection with the Fund’s name change, the Fund removed an investment policy under which it would allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities of non-U.S. issuers and allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). These changes became effective on May 5, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Investor C Shares | BGCCX

Annual Shareholder Report — July 31, 2025

BGCCX-07/25-AR

BlackRock Credit Relative Value Fund

Class K Shares | BDMKX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Credit Relative Value Fund (the “Fund”) (formerly known as BlackRock Global Long/Short Credit Fund) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$135	1.29%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Class K Shares returned 8.29%.

  For the same period, the Fund’s benchmark, the Bloomberg Global Aggregate Bond Index, returned 4.40% and the ICE BofA 3 Month Treasury Bill Index, returned 4.57%.

What contributed to performance?

The Fund’s U.S. absolute return strategies led performance for the reporting period. Specifically, event-related trades, idiosyncratic long positions, and thematic trades all meaningfully contributed to results. European absolute return strategies, particularly event-related trades, also contributed.

Directional positions in European high yield, financials, and mezzanine collateralized loan obligations (“CLOs”) further contributed. In the United States, directional positions in high yield and short-term investment grade corporates were additive.

In European carry (income) strategies, allocations to bank loans and senior CLOs helped performance. U.S. carry strategies, particularly enhanced equipment trust certificates and bank loans, also performed well. The Fund’s cash position made a small contribution to absolute performance.

What detracted from performance?

At a time of positive returns for the fixed-income markets, detractors were limited to risk-management strategies in both the United States and Europe. The implementation of these strategies included the use of derivatives, which contributed to an elevated cash position.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 15	$9,962	$10,012	$10,001
Sep 15	$9,829	$10,063	$10,002
Oct 15	$9,905	$10,084	$10,001
Nov 15	$9,886	$9,917	$10,002
Dec 15	$9,777	$9,970	$10,005
Jan 16	$9,727	$10,056	$10,005
Feb 16	$9,647	$10,280	$10,008
Mar 16	$9,717	$10,558	$10,012
Apr 16	$9,797	$10,698	$10,015
May 16	$9,847	$10,555	$10,016
Jun 16	$9,827	$10,863	$10,019
Jul 16	$9,927	$10,945	$10,022
Aug 16	$9,987	$10,892	$10,024
Sep 16	$9,997	$10,952	$10,029
Oct 16	$10,077	$10,648	$10,032
Nov 16	$10,067	$10,225	$10,033
Dec 16	$10,137	$10,178	$10,038
Jan 17	$10,227	$10,292	$10,042
Feb 17	$10,257	$10,341	$10,046
Mar 17	$10,257	$10,357	$10,048
Apr 17	$10,287	$10,474	$10,055
May 17	$10,327	$10,636	$10,060
Jun 17	$10,327	$10,626	$10,068
Jul 17	$10,388	$10,805	$10,077
Aug 17	$10,388	$10,912	$10,086
Sep 17	$10,438	$10,814	$10,095
Oct 17	$10,498	$10,773	$10,104
Nov 17	$10,478	$10,893	$10,112
Dec 17	$10,507	$10,930	$10,124
Jan 18	$10,598	$11,061	$10,136
Feb 18	$10,598	$10,962	$10,145
Mar 18	$10,557	$11,079	$10,159
Apr 18	$10,588	$10,902	$10,173
May 18	$10,517	$10,819	$10,188
Jun 18	$10,476	$10,771	$10,205
Jul 18	$10,517	$10,753	$10,221
Aug 18	$10,547	$10,764	$10,240
Sep 18	$10,578	$10,671	$10,256
Oct 18	$10,517	$10,552	$10,273
Nov 18	$10,405	$10,585	$10,294
Dec 18	$10,328	$10,799	$10,313
Jan 19	$10,458	$10,964	$10,334
Feb 19	$10,533	$10,900	$10,352
Mar 19	$10,597	$11,037	$10,375
Apr 19	$10,705	$11,004	$10,395
May 19	$10,673	$11,153	$10,418
Jun 19	$10,759	$11,401	$10,441
Jul 19	$10,823	$11,369	$10,460
Aug 19	$10,877	$11,600	$10,482
Sep 19	$10,931	$11,482	$10,500
Oct 19	$10,942	$11,558	$10,520
Nov 19	$10,995	$11,471	$10,533
Dec 19	$11,104	$11,538	$10,549
Jan 20	$11,160	$11,685	$10,563
Feb 20	$11,115	$11,764	$10,578
Mar 20	$10,311	$11,500	$10,609
Apr 20	$10,490	$11,726	$10,610
May 20	$10,668	$11,777	$10,610
Jun 20	$10,780	$11,882	$10,611
Jul 20	$10,936	$12,261	$10,614
Aug 20	$11,003	$12,242	$10,614
Sep 20	$10,959	$12,198	$10,616
Oct 20	$10,992	$12,210	$10,617
Nov 20	$11,316	$12,432	$10,618
Dec 20	$11,551	$12,599	$10,619
Jan 21	$11,644	$12,488	$10,620
Feb 21	$11,771	$12,273	$10,621
Mar 21	$11,783	$12,037	$10,622
Apr 21	$11,864	$12,189	$10,622
May 21	$11,911	$12,303	$10,622
Jun 21	$11,969	$12,195	$10,622
Jul 21	$11,923	$12,357	$10,622
Aug 21	$11,957	$12,306	$10,622
Sep 21	$11,957	$12,087	$10,623
Oct 21	$11,911	$12,058	$10,623
Nov 21	$11,876	$12,023	$10,623
Dec 21	$11,960	$12,006	$10,624
Jan 22	$11,852	$11,760	$10,624
Feb 22	$11,708	$11,620	$10,625
Mar 22	$11,683	$11,266	$10,628
Apr 22	$11,563	$10,649	$10,630
May 22	$11,394	$10,678	$10,637
Jun 22	$11,033	$10,335	$10,639
Jul 22	$11,166	$10,555	$10,645
Aug 22	$11,190	$10,138	$10,662
Sep 22	$10,925	$9,618	$10,689
Oct 22	$10,901	$9,551	$10,705
Nov 22	$10,973	$10,001	$10,740
Dec 22	$11,002	$10,055	$10,779
Jan 23	$11,211	$10,385	$10,812
Feb 23	$11,250	$10,040	$10,848
Mar 23	$11,172	$10,357	$10,894
Apr 23	$11,355	$10,403	$10,929
May 23	$11,368	$10,200	$10,972
Jun 23	$11,420	$10,199	$11,022
Jul 23	$11,498	$10,269	$11,066
Aug 23	$11,550	$10,129	$11,116
Sep 23	$11,602	$9,833	$11,167
Oct 23	$11,563	$9,716	$11,216
Nov 23	$11,772	$10,205	$11,267
Dec 23	$12,001	$10,630	$11,319
Jan 24	$12,123	$10,483	$11,368
Feb 24	$12,163	$10,351	$11,414
Mar 24	$12,258	$10,408	$11,465
Apr 24	$12,271	$10,146	$11,515
May 24	$12,420	$10,279	$11,570
Jun 24	$12,501	$10,293	$11,617
Jul 24	$12,609	$10,578	$11,669
Aug 24	$12,744	$10,828	$11,725
Sep 24	$12,879	$11,012	$11,776
Oct 24	$12,892	$10,643	$11,821
Nov 24	$12,973	$10,679	$11,866
Dec 24	$13,017	$10,450	$11,914
Jan 25	$13,161	$10,510	$11,958
Feb 25	$13,277	$10,660	$11,996
Mar 25	$13,176	$10,726	$12,036
Apr 25	$13,205	$11,041	$12,077
May 25	$13,422	$11,002	$12,121
Jun 25	$13,523	$11,210	$12,161
Jul 25	$13,654	$11,043	$12,203

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	8.29%	4.54%	3.16%
Bloomberg Global Aggregate Bond Index...
	4.40	(2.07)	1.00
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.57	2.83	2.01

The Fund's returns shown prior to May 5, 2025 are the returns of the Fund when it followed different investment strategies under the name BlackRock Global Long/Short Credit Fund.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Relative Value Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$818,857,957
Number of Portfolio Holdings...
835
Net Investment Advisory Fees...
$7,695,241
Portfolio Turnover Rate...
113%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	53.6%	1.3%	54.9%
United Kingdom...
	7.8	0.1	7.9
Ireland...
	7.0	-	7.0
Germany...
	4.8	-	4.8
France...
	4.2	-	4.2
Luxembourg...
	3.5	-	3.5
Italy...
	2.8	0.5	3.3
Portugal...
	1.7	-	1.7
Netherlands...
	1.5	-	1.5
Canada...
	1.2	-	1.2
OtherFootnote Reference(b)	9.5	0.5	10.0
Total...
	97.6%	2.4%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.4%
A...
0.8
BBB/Baa...
9.5
BB/Ba...
26.9
B...
33.9
CCC/Caa...
6.3
CC/Ca...
0.1
N/R...
17.1
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 27, 2025, the Fund’s Board approved a change in the name of BlackRock Global Long/Short Credit Fund to BlackRock Credit Relative Value Fund. In connection with the Fund’s name change, the Fund removed an investment policy under which it would allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities of non-U.S. issuers and allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). These changes became effective on May 5, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Credit Relative Value Fund

Class K Shares | BDMKX

Annual Shareholder Report — July 31, 2025

BDMKX-07/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Credit Relative Value Fund (formerly, BlackRock Global Long/Short Credit Fund)	$77,871	$77,871	$0	$0	$28,100	$28,080	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Credit Relative Value Fund (formerly, BlackRock Global Long/Short Credit Fund)	$28,100	$28,080

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds IV
BlackRock Credit Relative Value Fund

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
July 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Ireland — 4.8%
(a)(b)
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 3.45%, 04/25/39 . EUR 2,220 $ 2,540,487
Arini European CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.90%
Floor + 1.90%), 3.93%, 07/15/36 . 1,000 1,144,172
Arini European CLO II DAC, Series 2X,
Class A, (3-mo. EURIBOR at 1.55%
Floor + 1.55%), 3.58%, 04/15/38 . 1,500 1,713,908
Arini European CLO V DAC
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.57%, 01/15/39 .... 2,780 3,168,312
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 5.17%, 01/15/39 .... 480 547,085
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 2.77%, 01/16/31 . 721 821,881
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 2.86%, 06/23/34 ..... 1,500 1,711,797
Avoca CLO XIV DAC, Series 14X,
Class SUB, 0.00%, 01/12/31
(c) (d)
.. 1,500 674,620
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.13%, 10/15/37 . 480 548,320
Contego CLO VII DAC, Series 7X,
Class AR, (3-mo. EURIBOR at
1.33% Floor + 1.33%), 3.30%,
01/23/38 ................. 1,850 2,119,675
CVC Cordatus Loan Fund XXX
DAC, Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor + 1.48%),
3.62%, 05/15/37 ............ 2,000 2,288,439
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor + 1.23%),
3.37%, 02/15/38 ............ 2,590 2,966,370
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 2.89%, 07/25/34 . 1,500 1,709,624
Henley CLO Xi DAC, Series 11X, Class
A, (3-mo. EURIBOR at 1.20% Floor
+ 1.20%), 3.56%, 04/25/39 ..... 2,040 2,335,893
Palmer Square European CLO DAC,
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor + 1.34%),
3.37%, 10/15/37 ............ 1,700 1,946,606
Rockford Tower Europe CLO DAC,
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor + 1.22%),
3.43%, 10/25/37 ............ 2,220 2,528,621
RRE 18 Loan Management DAC,
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor + 1.47%),
3.50%, 04/15/39 ............ 2,000 2,299,649
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
3.44%, 07/15/37 ............ 936 1,080,136
Sona Fios CLO III DAC, Series 3X,
Class A, (3-mo. EURIBOR at 1.32%
Floor + 1.32%), 3.34%, 04/20/37 . 1,420 1,624,506
Security
Par (000)
Par (000) Value
Ireland (continued)
Texas Debt Capital Euro CLO DAC,
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor + 1.18%),
3.38%, 04/16/39 ............ EUR 2,960 $ 3,379,695
Tikehau CLO XII DAC, Series 12X,
Class A, (3-mo. EURIBOR at 1.34%
Floor + 1.34%), 3.36%, 10/20/38 . 1,700 1,940,040
39,089,836
United Kingdom — 0.5%
Greene King Finance plc, Series B1,
(Sterling Overnight Index Average +
1.92%), 6.16%, 12/15/34
(a)
..... GBP 1,518 1,844,367
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(b)
.... 2,010 2,747,012
4,591,379
Total Asset-Backed Securities — 5.3%
(Cost: $ 41,776,274 ) .............................. 43,681,215
Shares
Shares
Common Stocks
Australia — 0.0%
IREN Ltd.
(d)
.................. 1,417 22,828
Bermuda — 0.1%
Travelport Technology Ltd.
(d) (e)
..... 70 212,583
Canada — 0.0%
Algoma Steel Group, Inc. ........ 15,539 83,134
Chile — 0.0%
Wom New Holdco
(d) (e)
........... 440 11,000
France — 0.0%
Casino Guichard Perrachon SA
(d)
... 16,223 8,879
Germany — 0.0%
ADLER Group SA
(d) (e)
........... 983,215 11
Japan — 0.0%
Rakuten Group, Inc.
(d)
........... 14,000 70,836
Luxembourg — 0.0%
New Topco
(d) (e) (f)
............... 59,462 1
Sweden — 0.0%
Intrum AB
(d)
.................. 13,458 77,692
United Kingdom — 0.0%
(d)
Genius Sports Ltd. ............. 15,585 175,331
NEW Look Retailers
(e)
........... 5,436,112 72
175,403
United States — 0.7%
Aimbridge Topco LLC
(d) (e)
......... 6,349 406,325
AMC Networks, Inc. , Class A
(d)
..... 1,286 7,703
Amentum Holdings, Inc.
(d)
........ 5,504 137,435
Avaya, Inc.
(d)
................. 1,550 10,511
Caesars Entertainment, Inc.
(d)
..... 3,207 85,563
California Resources Corp. ....... 590 28,426
Citigroup, Inc. ................ 768 71,962
Comerica, Inc. ................ 296 20,001
CommScope Holding Co., Inc.
(d)
.... 5,912 48,478
CoreWeave, Inc. , Class A , (Acquired
03/27/25 , cost $ 227,444 )
(d) (g)
.... 4,840 552,389
Crown PropTech Acquisitions
(d) (e)
... 15,186 14,939

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Crown PropTech Acquisitions , Class A
(d)
6,461 $ 73,526
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21 , cost
$ 1,041,005 )
(d) (e) (g)
............ 15,345 934,510
First Citizens BancShares, Inc. , Class A 52 103,728
First Horizon Corp. ............. 1,645 35,877
Flagstar Financial, Inc. .......... 21,679 244,756
Flowco Holdings, Inc. , Class A ..... 6,295 117,716
FreeWire Technologies, Inc.
(d) (e)
.... 13 —
Latch, Inc.
(d)
................. 31,344 3,761
Lionsgate Studios Corp.
(d)
........ 200,348 1,186,060
Lumen Technologies, Inc.
(d)
....... 20,199 89,886
New Look Builders, Inc.
(d) (e)
....... 11,518,792 115
Palladyne AI Corp.
(d)
............ 35,879 293,492
Palladyne AI Corp.
(d)
............ 856 7,002
Paramount Global , Class B ....... 22,500 282,825
Playstudios, Inc. , Class A
(d)
....... 13,275 15,266
Screaming Eagle Acquistion
Corp. , (Acquired 05/14/24 , cost
$ 203,300 )
(d) (g)
.............. 20,000 117,172
Solaris Energy Infrastructure, Inc. ,
Class A .................. 8,622 281,681
Sonder Holdings, Inc. , Class A
(d)
.... 6,302 13,737
Starz Entertainment Corp. ........ 3,902 56,774
Tribune Resources LLC
(d)
........ 86,655 109,445
Venture Global, Inc. , Class A ...... 435 6,669
Viper Energy, Inc. , Class A ....... 1,212 45,644
Warner Bros Discovery, Inc.
(d)
..... 9,981 131,450
5,534,824
Total Common Stocks — 0.8%
(Cost: $ 17,560,335 ) .............................. 6,197,191
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
IREN Ltd. , Series IREN , 3.50% ,
12/15/29
(h) (i)
................ USD 65 91,812
Mineral Resources Ltd.
(i)
9.25% , 10/01/28 ............ 18 18,813
8.50% , 05/01/30 ............ 18 18,425
Oceana Australian Fixed Income Trust
(e)
12.50% , 07/31/26 ........... AUD 267 176,101
12.50% , 07/31/27 ........... 445 300,278
605,429
Belgium — 0.1%
Telenet Finance Luxembourg Notes
SARL , 5.50% , 03/01/28
(i)
....... USD 1,200 1,184,894
Canada — 1.1%
Alexandrite Lake Lux Holdings Sarl ,
6.75% , 07/30/30
(b)
........... EUR 1,352 1,571,832
Brookfield Residential Properties, Inc. ,
5.00% , 06/15/29
(i)
........... USD 63 58,666
Mattamy Group Corp.
(i)
5.25% , 12/15/27 ............ 14 13,900
4.63% , 03/01/30 ............ 137 131,432
Open Text Corp. , 6.90% , 12/01/27
(i)
.. 4,000 4,130,064
Resort Communities LoanCo. LP ,
12.50% , 11/21/28
(a) (e) (i)
......... 2,482 2,523,919
Toucan FinCo. Ltd. , 9.50% , 05/15/30
(i)
163 166,897
8,596,710
Security
Par (000)
Par (000) Value
Chile — 0.0%
(a)(i)(j)
WOM Chile Holdco SpA , 5.00% , ( 5.00%
Cash or 5.00 % PIK), 04/01/32
(h)
.. USD 235 $ 226,442
WOM Mobile SA , 12.50% , ( 12.50%
Cash or 12.50 % PIK), 04/01/31 .. 66 61,306
287,748
China — 0.7%
(b)(c)(d)
European TopSoho SARL , Series
SMCP , 4.00% , 09/21/21
(h)
...... EUR 7,100 5,710,975
Fantasia Holdings Group Co. Ltd. ,
11.75% , 04/17/22 ........... USD 200 5,250
5,716,225
Czech Republic — 0.3%
Allwyn Entertainment Financing UK plc
7.25% , 04/30/30
(b)
........... EUR 812 983,412
Czechoslovak Group A/S , 5.25% ,
01/10/31
(b)
................ 1,100 1,289,841
2,273,253
Denmark — 0.2%
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 6.74% , 04/22/30 .... 538 621,517
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.30% , 02/24/31
(b) (i)
... 613 705,653
1,327,170
Finland — 0.1%
Mehilainen Yhtiot Oy
(b)
5.13% , 06/30/32 ............ 772 887,588
(3-mo. EURIBOR at 0.00% Floor +
3.38%), 5.41% , 06/30/32
(a)
... 187 214,323
1,101,911
France — 2.5%
Afflelou SAS , 6.00% , 07/25/29
(b)
.... 276 329,891
Air France-KLM , (5-Year EURIBOR ICE
Swap Rate + 3.58%), 5.75%
(a) (b) (k)
. 600 698,414
Altice France SA , 4.13% , 01/15/29
(b)
. 962 966,740
Atos SE , 1.00% , 12/18/32
(b) (l)
...... 1,996 946,554
Bertrand Franchise Finance SAS ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.77% , 07/18/30
(a) (b)
.... 1,570 1,744,754
BNP Paribas SA , Series TMO ,
(BFRTMO at 0.00% Floor - 0.25%),
2.82%
(a) (k)
................. 1,163 1,260,426
Credit Agricole SA , (5-Year EURIBOR
ICE Swap Rate + 3.64%),
5.88%
(a) (b) (k)
................ 600 690,804
ELO SACA
(b)
2.88% , 01/29/26 ............ 500 567,747
3.25% , 07/23/27 ............ 100 112,476
5.88% , 04/17/28 ............ 200 234,826
4.88% , 12/08/28 ............ 700 805,912
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.18% , 02/01/30
(a)
... 529 611,452
6.75% , 02/01/30 ............ 759 903,432
IPD 3 BV
5.50% , 06/15/31
(b)
........... 1,302 1,512,784
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.47% , 07/31/30
(a)
... 916 1,049,219
5.00% , 04/30/31 ............ 891 1,032,884
La Financiere Atalian , 8.50% , ( 8.50%
Cash or 5.00 % PIK), 06/30/28
(b) (j)
. 2,890 1,132,124

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Lune Holdings SARL , 5.63% ,
11/15/28
(b)
................ EUR 2,036 $ 945,834
Opmobility , 4.30% , 02/05/31
(b)
..... 200 231,036
Sabena technics SAS , (Acquired
10/28/22 , cost $ 293,584 ) , (3-mo.
EURIBOR + 5.00%), 6.98% ,
09/30/29
(a) (e) (g)
.............. 297 339,448
Societe Generale SA , (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 3.79%),
8.13%
(a) (i) (k)
................ USD 2,906 3,033,155
Worldline SA , 5.50% , 06/10/30
(b)
.... EUR 1,000 1,024,346
20,174,258
Germany — 2.4%
APCOA Group GmbH , 6.00% ,
04/15/31
(b)
................ 2,227 2,584,759
Aroundtown Finance SARL
(a)(b)(k)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 320 428,820
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 1,500 1,461,626
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ........... EUR 1,016 1,209,556
Aroundtown SA , (5-Year EUR Swap
Annual + 2.42%), 1.63%
(a) (b) (k)
.... 200 214,826
DEMIRE Deutsche Mittelstand Real
Estate AG , 5.00% , 12/31/27
(b) (l)
... 1,762 1,891,935
Deutsche Bank AG
(a)(b)(k)
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13% ........... 800 985,100
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38% ........... 1,200 1,443,253
Deutsche Lufthansa AG , (5-Year
EURIBOR ICE Swap Rate + 2.86%),
5.25% , 01/15/55
(a) (b)
.......... 900 1,043,339
Envalior Deutschland Gmbh , 11.88% ,
04/01/31
(e)
................ 525 558,729
Grand City Properties SA , (5-Year EUR
Swap Annual + 2.18%), 1.50%
(a) (b) (k)
1,100 1,213,771
IHO Verwaltungs GmbH , 7.00% , ( 7.00%
Cash or 7.75 % PIK), 11/15/31
(b) (j)
. 712 872,081
Nidda Healthcare Holding GmbH ,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.89% , 10/23/30
(a) (b)
.... 887 1,018,571
PCF GmbH , 4.75% , 04/15/29
(b)
.... 916 819,596
PrestigeBidCo GmbH
(a)(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78% , 07/01/29 .... 544 623,793
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.78% , 07/01/29 .... 678 777,447
Tele Columbus AG , 10.00% , ( 10.00%
Cash or 10.00 % PIK), 01/01/29
(a) (b) (j)
75 55,302
TUI Cruises GmbH , 5.00% , 05/15/30
(b)
1,015 1,183,985
Vonovia SE , Series B , 0.88% ,
05/20/32
(b) (h)
............... 500 576,760
ZF Europe Finance BV , 7.00% ,
06/12/30
(b)
................ 900 1,038,667
20,001,916
Security
Par (000)
Par (000) Value
Greece — 0.2%
Danaos Corp. , 8.50% , 03/01/28
(i)
... USD 1,185 $ 1,208,281
Eurobank Ergasias Services & Holdings
SA , (5-Year EURIBOR ICE Swap
Rate + 2.00%), 4.25% , 04/30/35
(a) (b)
EUR 725 834,598
2,042,879
Ireland — 1.2%
eircom Finance DAC , 5.00% ,
04/30/31
(b)
................ 1,576 1,824,152
Flutter Treasury DAC
6.38% , 04/29/29
(i)
........... USD 3,500 3,599,473
4.00% , 06/04/31
(b)
........... EUR 1,000 1,144,308
5.88% , 06/04/31
(i)
........... USD 1,338 1,346,824
Virgin Media O2 Vendor Financing
Notes V DAC , 7.88% , 03/15/32
(b)
. GBP 1,566 2,141,333
10,056,090
Italy — 2.4%
Almaviva-The Italian Innovation Co.
SpA , 5.00% , 10/30/30
(b)
....... EUR 1,594 1,844,765
Banca Monte dei Paschi di Siena SpA ,
(5-Year EURIBOR ICE Swap Rate +
2.15%), 4.38% , 10/02/35
(a) (b)
.... 1,098 1,268,349
Dolcetto Holdco SpA
(b)
5.63% , 07/14/32 ............ 801 931,130
(3-mo. EURIBOR + 3.63%), 5.63% ,
07/14/32
(a)
.............. 289 332,167
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.15% ,
07/15/31
(a) (b)
............... 926 1,063,401
Engineering - Ingegneria Informatica
- SpA
(b)
11.13% , 05/15/28 ........... 1,168 1,411,574
(3-mo. EURIBOR at 0.00% Floor +
5.75%), 7.73% , 02/15/30
(a)
... 314 365,550
Eni SpA , (5-Year EUR Swap Annual +
2.40%), 4.88%
(a) (b) (k)
.......... 1,350 1,567,720
Fedrigoni SpA , (3-mo. EURIBOR at
0.00% Floor + 4.00%), 5.98% ,
01/15/30
(a) (b)
............... 600 679,189
Fiber Midco SpA
10.00% , ( 10.00 % Cash or 10.75%
PIK), 06/15/29
(b) (j)
.......... 939 978,090
Fibercop SpA
4.75% , 06/30/30
(b)
........... 831 965,431
5.13% , 06/30/32
(b)
........... 470 543,783
Series 2034 , 6.00% , 09/30/34
(i)
.. USD 206 194,577
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.78% , 04/15/29
(a) (b)
EUR 1,132 1,302,650
Irca SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 5.72% , 12/15/29
(a) (b)
1,031 1,181,101
Itelyum Regeneration Spa , 5.75% ,
04/15/30
(b)
................ 409 478,681
Nexi SpA , 0.00% , 02/24/28
(b) (h) (m)
.... 800 832,762
Pachelbel Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.27% ,
05/17/31
(a) (b)
............... 784 902,156
Prysmian SpA , (5-Year EURIBOR ICE
Swap Rate + 3.01%), 5.25%
(a) (b) (k)
. 700 831,797
TeamSystem SpA
(b)
5.00% , 07/01/31 ............ 333 384,642
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.53% , 07/31/31
(a)
... 1,087 1,243,984

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.19% , 07/01/32
(a)
... EUR 569 $ 649,374
19,952,873
Japan — 0.8%
(b)
Nissan Motor Co. Ltd. , 5.25% , 07/17/29 1,137 1,318,232
SoftBank Group Corp.
5.38% , 01/08/29 ............ 100 117,069
3.38% , 07/06/29 ............ 330 361,131
4.00% , 09/19/29 ............ 240 269,346
5.25% , 10/10/29 ............ 569 660,671
5.88% , 07/10/31 ............ 687 811,707
3.88% , 07/06/32 ............ 1,363 1,450,770
5.75% , 07/08/32 ............ 1,083 1,259,770
6.38% , 07/10/33 ............ 397 469,817
6,718,513
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(i)
.......... USD 200 190,751
10.38% , 03/31/29
(b)
.......... GBP 1,293 1,599,168
1,789,919
Luxembourg — 1.8%
ADLER Financing SARL , 8.25% ,
12/31/28 ................. EUR 3,381 3,898,781
Albion Financing 1 SARL , 5.38% ,
05/21/30
(b)
................ 893 1,054,935
Currenta Group Holdings SARL , (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.14% , 05/15/32
(a) (b)
.......... 508 584,220
Garfunkelux Holdco 3 SA , 9.00% ,
09/01/28
(b)
................ 984 1,150,580
Garfunkelux Holdco 4 SA , 10.50% ,
( 10.50 % Cash or 10.50 % PIK),
05/01/30
(b) (j)
................ 148 31,479
INEOS Finance plc , 5.63% , 08/15/30
(b)
100 109,292
ION Trading Technologies SARL ,
5.75% , 05/15/28
(i)
........... USD 530 512,554
Kleopatra Finco SARL , 9.00% ,
09/01/29
(a) (b)
............... EUR 580 498,598
Maxam Prill Sarl , 6.00% , 07/15/30
(b)
. 1,618 1,839,952
SES SA
(b)
4.13% , 06/24/30 ............ 300 347,555
4.88% , 06/24/33 ............ 400 470,565
Summer BC Holdco B SARL
(b)
5.88% , 02/15/30 ............ 500 561,204
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.39% , 02/15/30
(a)
... 430 483,348
Titanium 2l Bondco SARL , 6.25% ,
( 6.25 % Cash or 6.25 % PIK),
01/14/31
(j)
................. 6,436 1,830,541
Vivion Investments SARL , 8.00% ,
( 8.00 % Cash or 8.00 % PIK),
02/28/29
(b) (j)
................ 1,019 1,132,611
14,506,215
Mauritius — 1.0%
Flourishing Trade & Investment Ltd. ,
11.04% , 04/02/28
(e) (i)
.......... USD 7,811 7,986,896
Netherlands — 0.2%
(b)
Euronext NV , 1.50% , 05/30/32
(h)
.... EUR 400 468,710
NN Group NV , (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(a) (k)
.. 925 1,055,610
1,524,320
Security
Par (000)
Par (000) Value
Norway — 0.3%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86% ,
11/15/83
(a) (b)
............... EUR 1,673 $ 2,106,279
Portugal — 1.5%
Banco Espirito Santo SA
(b)(c)(d)
2.63% , 05/08/17 ............ 6,100 1,531,491
4.75% , 01/15/22 ............ 19,300 4,845,535
4.00% , 01/21/25 ............ 22,800 5,724,259
12,101,285
South Korea — 0.2%
SK Hynix, Inc. , 6.25% , 01/17/26
(i)
... USD 2,000 2,012,900
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 4.27%),
6.88%
(a) (b) (k)
................ EUR 1,200 1,470,696
Cirsa Finance International SARL
(b)
7.88% , 07/31/28 ............ 482 572,303
6.50% , 03/15/29 ............ 403 480,898
Grifols SA , 7.13% , 05/01/30
(b)
..... 1,630 1,962,827
Natra SA , (6-mo. EURIBOR at 0.00%
Floor + 6.20%), 8.58% , 10/13/29
(a) (e)
698 796,058
5,282,782
Sweden — 1.2%
Heimstaden Bostad AB , (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a) (b) (k)
974 1,065,983
Intrum Investments And Financing AB
(b)
7.75% , 09/11/27 ............ 531 567,352
7.75% , 09/11/27
(i)
........... SEK 728 69,626
8.00% , 09/11/27 ............ EUR 402 469,720
8.00% , 09/11/27 ............ 583 679,973
7.75% , 09/11/28
(i)
........... 664 685,610
7.75% , 09/11/28
(i)
........... SEK 910 83,663
8.50% , 09/11/29 ............ EUR 274 279,698
8.50% , 09/11/29
(i)
........... SEK 910 82,036
8.50% , 09/11/30
(i)
........... EUR 407 409,505
8.50% , 09/11/30
(i)
........... SEK 1,092 98,025
Preem Holdings AB , 12.00% ,
06/30/27
(b)
................ EUR 810 959,000
Stena International SA
7.25% , 01/15/31
(b)
........... USD 2,786 2,831,063
7.25% , 01/15/31
(i)
........... 1,280 1,300,704
9,581,958
Switzerland — 0.5%
gategroup Finance Luxembourg SA ,
3.00% , 02/28/27
(b)
........... CHF 1,705 2,072,363
UBS Group AG
(a)(i)(k)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25% ........... USD 225 246,945
(USISSO05 + 3.63%), 6.85% ... 1,425 1,456,957
3,776,265
United Kingdom — 3.4%
Ardonagh Finco Ltd. , 6.88% , 02/15/31
(b)
EUR 2,054 2,440,404
BCP V Modular Services Finance II plc ,
6.50% , 07/10/31
(b)
........... 1,658 1,871,597
BCP V Modular Services Finance plc ,
6.75% , 11/30/29
(b)
........... 684 679,128
Bellis Acquisition Co. plc
(b)
8.13% , 05/14/30 ............ GBP 931 1,169,586
8.00% , 07/01/31 ............ EUR 673 774,763
California Buyer Ltd. , 5.63% , 02/15/32
(b)
467 557,333
Edge Finco plc , 8.13% , 08/15/31
(b)
.. GBP 1,311 1,835,608

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Froneri Lux Finco Sarl , 4.75% ,
08/01/32
(b)
................ EUR 772 $ 887,614
Greene King Finance plc , Series B2 ,
(Sterling Overnight Index Average
at 2.08% Floor + 2.20%), 6.68% ,
03/15/36
(a) (b)
............... GBP 310 370,946
Intu Jersey 2 Ltd. , 2.88% , 11/01/22
(b) (c) (d)
(h)
...................... 3,997 818,150
Metrocentre Finance plc , 8.75% ,
( 8.75 % Cash or 8.75 % PIK),
12/05/25
(j)
................. 668 480,427
Mobico Group plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(a) (k)
............... 550 448,303
3.62% , 11/20/28
(l)
........... 100 113,960
4.88% , 09/26/31 ............ EUR 509 473,690
Motion Finco SARL , 7.38% , 06/15/30
(b)
1,944 2,101,647
Nationwide Building Society
(a)(b)(k)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. GBP 850 1,143,264
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50% ................. 200 269,003
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.59%),
7.88% ................. 200 272,221
NatWest Group plc , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.29%), 7.50%
(a) (k)
... 700 930,811
Ocado Group plc , 11.00% , 06/15/30
(b)
703 950,548
OEG Finance plc , 7.25% , 09/27/29
(b)
. EUR 682 812,717
Pinewood Finco plc , 6.00% , 03/27/30
(b)
GBP 839 1,113,537
TalkTalk Telecom Group Ltd. , 8.25% ,
( 8.25 % Cash or 8.75 % PIK),
09/01/27
(b) (j)
................ 682 618,532
Thames Water Kemble Finance plc ,
4.63% , 05/19/16
(b) (c) (d)
......... 432 4,179
Thames Water Super Senior Issuer plc
9.75% , 10/10/27
(i)
........... 1 1,604
9.75% , 10/10/27
(b)
........... 19 27,928
Thames Water Utilities Finance plc ,
4.00% , 06/19/27
(b)
........... 810 743,706
Thames Water Utilities Ltd.
(m)
0.00% , 03/22/27
(i)
........... 1 827
0.00% , 03/22/27
(b)
........... 13 14,144
Virgin Media Secured Finance plc ,
4.13% , 08/15/30
(b)
........... 400 478,102
Vmed O2 UK Financing I plc
(b)
4.00% , 01/31/29 ............ 300 371,433
4.50% , 07/15/31 ............ 163 195,419
5.63% , 04/15/32 ............ EUR 2,902 3,392,332
Zegona Finance plc
(b)
6.75% , 07/15/29 ............ 470 568,285
6.75% , 07/15/29
(i)
........... 630 758,499
27,690,247
United States — 36.6%
AAR Escrow Issuer LLC , 6.75% ,
03/15/29
(i)
................. USD 1,739 1,784,317
Advance Auto Parts, Inc.
(i)
7.00% , 08/01/30 ............ 610 613,104
7.38% , 08/01/33 ............ 4,000 4,021,440
Alexander Funding Trust II , 7.47% ,
07/31/28
(i)
................. 10,012 10,636,776
Security
Par (000)
Par (000) Value
United States (continued)
Allegiant Travel Co. , 7.25% , 08/15/27
(i)
USD 90 $ 89,944
Allied Universal Holdco LLC , 6.88% ,
06/15/30
(i)
................. 1,327 1,358,537
AMC Networks, Inc.
10.25% , 01/15/29
(i)
.......... 125 128,278
4.25% , 02/15/29 ............ 192 153,700
Amkor Technology, Inc. , 6.63% ,
09/15/27
(i)
................. 2,244 2,241,328
Ardagh Packaging Finance plc
2.13% , 08/15/26
(b)
........... EUR 1,783 2,027,220
2.13% , 08/15/26
(b)
........... 858 976,487
4.13% , 08/15/26
(i)
........... USD 604 596,450
Ashton Woods USA LLC
(i)
4.63% , 08/01/29 ............ 25 23,621
4.63% , 04/01/30 ............ 110 103,153
Ball Corp. , 4.25% , 07/01/32 ....... EUR 875 1,019,835
Bausch + Lomb Corp. , 8.38% ,
10/01/28
(i)
................. USD 5,500 5,734,300
Bausch + Lomb Netherlands BV
and Bausch & Lomb, Inc. , (3-mo.
EURIBOR at 0.00% Floor + 3.88%),
5.87% , 01/15/31
(a) (b)
.......... EUR 459 528,176
BCPE Flavor Debt Merger Sub LLC &
BCPE Flavor Issuer, Inc. , 9.50% ,
07/01/32
(i)
................. USD 3,728 3,841,652
Beach Acquisition Bidco LLC , 5.25% ,
07/15/32
(b)
................ EUR 657 762,869
Boost Newco Borrower LLC , 7.50% ,
01/15/31
(i)
................. USD 4,000 4,229,244
British Airways Pass-Through Trust ,
Series 2013-1 , Class A , 8.63% ,
12/15/32
(e)
................ 17,098 17,761,795
Cable One, Inc. , 0.00% , 03/15/26
(h) (m)
3,000 2,863,500
California Resources Corp. , 8.25% ,
06/15/29
(i)
................. 49 50,335
CCO Holdings LLC , 4.75% , 02/01/32
(i)
9 8,319
Civitas Resources, Inc.
(i)
5.00% , 10/15/26 ............ 99 97,911
8.38% , 07/01/28 ............ 77 79,181
8.63% , 11/01/30 ............ 18 18,364
Clarios Global LP
6.75% , 02/15/30
(i)
........... 476 490,770
4.75% , 06/15/31
(b)
........... EUR 1,104 1,273,876
Clear Channel Outdoor Holdings, Inc.
(i)
7.88% , 04/01/30 ............ USD 1,000 1,029,807
7.13% , 02/15/31 ............ 1,591 1,588,804
Cloud Software Group, Inc.
(i)
6.50% , 03/31/29 ............ 3,000 3,029,655
9.00% , 09/30/29 ............ 38 39,325
Clydesdale Acquisition Holdings, Inc. ,
8.75% , 04/15/30
(i)
........... 38 38,782
CommScope LLC , 9.50% , 12/15/31
(i)
. 5,900 6,213,086
Core Scientific, Inc. , 0.00% , 06/15/31
(h) (i)
(m)
...................... 23 23,148
CoreWeave, Inc. , 9.25% , 06/01/30
(i)
. 10,754 10,808,318
Crescent Energy Finance LLC , 7.38% ,
01/15/33
(i)
................. 18 17,220
CSC Holdings LLC
(i)
5.50% , 04/15/27 ............ 200 193,584
11.25% , 05/15/28 ........... 200 201,041
11.75% , 01/31/29 ........... 200 187,078
Darling Global Finance BV , 4.50% ,
07/15/32
(b)
................ EUR 1,057 1,224,629
DISH Network Corp.
(h)
0.00% , 12/15/25
(m)
.......... USD 226 203,399
3.38% , 08/15/26 ............ 60 49,830

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Dotdash Meredith, Inc. , 7.63% ,
06/15/32
(i)
................. USD 5,000 $ 4,873,750
EchoStar Corp. , 10.75% , 11/30/29 .. 2,250 2,370,937
EQT Corp. , 6.38% , 04/01/29
(i)
..... 2,000 2,059,125
Figeac Aero North America, Inc. ,
(Acquired 07/16/25 , cost $ 372,336 ) ,
7.79% , 07/23/30
(b) (g)
.......... EUR 320 365,184
First Citizens BancShares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25% , 03/12/40
(a)
........... USD 353 353,112
Forestar Group, Inc. , 5.00% , 03/01/28
(i)
557 552,778
Frontier Communications Holdings
LLC
(i)
6.75% , 05/01/29 ............ 3,000 3,028,689
6.00% , 01/15/30 ............ 400 404,755
8.75% , 05/15/30 ............ 11,344 11,872,324
8.63% , 03/15/31 ............ 150 158,910
Frontier Florida LLC , Series E , 6.86% ,
02/01/28 ................. 8,000 8,326,031
Full House Resorts, Inc. , 8.25% ,
02/15/28
(i)
................. 30 29,041
Gen Digital, Inc. , 6.75% , 09/30/27
(i)
.. 4,500 4,573,934
GoTo Group, Inc.
(i)
5.50% , 05/01/28 ............ 651 221,408
5.50% , 05/01/28 ............ 1,264 1,063,903
Gray Media, Inc. , 10.50% , 07/15/29
(i)
. 2,000 2,164,399
Helios Software Holdings, Inc.
(b)
7.88% , 05/01/29 ............ EUR 1,191 1,424,724
7.88% , 05/01/29 ............ 2 2,392
Herc Holdings, Inc. , 7.00% , 06/15/30
(i)
USD 1,722 1,779,748
Howard Hughes Corp. (The) , 5.38% ,
08/01/28
(i)
................. 231 229,583
Iron Mountain UK plc , 3.88% ,
11/15/25
(b)
................ GBP 1,443 1,893,800
Iron Mountain, Inc. , 7.00% , 02/15/29
(i)
USD 2,500 2,568,190
Kronos International, Inc.
(b)
3.75% , 09/15/25 ............ EUR 319 363,519
9.50% , 03/15/29 ............ 1,467 1,792,521
Las Vegas Sands Corp.
5.63% , 06/15/28 ............ USD 4,000 4,063,658
6.00% , 06/14/30 ............ 4,810 4,946,778
Lessen LLC , (3-mo. CME Term SOFR +
8.50%), 12.76% , 01/05/28
(a) (e) (i)
... 1,306 1,214,348
Level 3 Financing, Inc. , 11.00% ,
11/15/29
(i)
................. 1,788 2,027,603
LGI Homes, Inc.
(i)
8.75% , 12/15/28 ............ 77 80,759
7.00% , 11/15/32 ............ 79 76,038
Macy's Retail Holdings LLC , 7.38% ,
08/01/33
(i)
................. 5,000 5,019,046
Mauser Packaging Solutions Holding
Co. , 7.88% , 04/15/27
(i)
........ 29 29,253
Midwest Gaming Borrower LLC , 4.88% ,
05/01/29
(i)
................. 77 74,185
Mobius Merger Sub, Inc. , 9.00% ,
06/01/30
(i)
................. 1,000 917,655
NCR Atleos Corp. , 9.50% , 04/01/29
(i)
. 6,750 7,312,646
Neogen Food Safety Corp. , 8.63% ,
07/20/30
(i)
................. 3,434 3,470,538
Nexstar Media, Inc. , 5.63% , 07/15/27
(i)
4 3,992
Olympus Water US Holding Corp. ,
5.38% , 10/01/29
(b)
........... EUR 560 593,161
Palomino Funding Trust I , 7.23% ,
05/17/28
(i)
................. USD 10,850 11,461,481
Security
Par (000)
Par (000) Value
United States (continued)
Park Intermediate Holdings LLC ,
4.88% , 05/15/29
(i)
........... USD 106 $ 101,966
Permian Resources Operating LLC
(i)
5.38% , 01/15/26 ............ 7 6,988
8.00% , 04/15/27 ............ 131 133,950
PG&E Corp. , 4.25% , 12/01/27
(h)
.... 3,250 3,237,000
Pitney Bowes, Inc. , 6.88% , 03/15/27
(i)
1,150 1,148,155
Radiology Partners, Inc. , 8.50% ,
07/15/32
(i)
................. 2,000 2,020,820
Reworld Holding Corp. , 4.88% ,
12/01/29
(i)
................. 32 30,560
RingCentral, Inc. , 8.50% , 08/15/30
(i)
. 7,750 8,234,173
Sabre GLBL, Inc.
(i)
8.63% , 06/01/27 ............ 313 317,976
10.75% , 11/15/29 ........... 3,743 3,855,178
11.13% , 07/15/30 ........... 4,671 4,924,402
SCIL IV LLC , 9.50% , 07/15/28
(b)
.... EUR 1,228 1,471,631
Seagate Data Storage Technology Pte.
Ltd.
(i)
8.25% , 12/15/29 ............ USD 7,500 7,994,117
8.50% , 07/15/31 ............ 1,269 1,340,219
9.63% , 12/01/32 ............ 7,150 8,052,515
Select Medical Corp. , 6.25% , 12/01/32
(i)
117 116,697
Service Properties Trust
8.38% , 06/15/29 ............ 242 250,759
8.63% , 11/15/31
(i)
........... 3,000 3,194,814
8.88% , 06/15/32 ............ 263 275,002
Sitio Royalties Operating Partnership
LP , 7.88% , 11/01/28
(i)
......... 63 65,729
SM Energy Co. , 6.75% , 08/01/29
(i)
.. 10 10,008
Solaris Energy Infrastructure, Inc. ,
4.75% , 05/01/30
(h) (i)
.......... 197 293,899
Sonder Holdings, Inc. , 7.00% ,
12/10/27
(e)
................ 1,559 1,346,787
Spirit AeroSystems, Inc.
(i)
9.38% , 11/30/29 ............ 5,500 5,811,509
9.75% , 11/15/30 ............ 9,012 9,911,426
Starz Capital Holdings 1, Inc. , 5.50% ,
04/15/29
(i)
................. 17,535 16,351,388
Starz Capital Holdings LLC , 5.50% ,
04/15/29
(i)
................. 650 538,265
Stem, Inc. , 0.50% , 12/01/28
(h) (i)
..... 47 10,321
STL Holding Co. LLC , 8.75% ,
02/15/29
(i)
................. 52 53,988
SUN Country Marine, Inc. , Series 2022-
1B , 5.75% , 03/15/29
(e)
........ 8,594 8,669,164
Talen Energy Supply LLC , 8.63% ,
06/01/30
(i)
................. 4,000 4,250,680
Tenneco, Inc. , 8.00% , 11/17/28
(i)
.... 128 127,046
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00% , 05/06/31
(a)
........... 179 175,401
Transocean Titan Financing Ltd. ,
8.38% , 02/01/28
(i)
........... 70 71,398
Transocean, Inc. , 8.25% , 05/15/29
(i)
. 78 73,664
Uniti Group LP , 10.50% , 02/15/28
(i)
.. 7,313 7,728,956
Univision Communications, Inc. , 9.38% ,
08/01/32
(i)
................. 1,598 1,658,086
UWM Holdings LLC , 6.63% , 02/01/30
(i)
64 64,028
Venture Global LNG, Inc.
(i)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(a) (k)
......... 77 77,020
7.00% , 01/15/30 ............ 18 18,252

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Warnermedia Holdings, Inc. , 3.76% ,
03/15/27 ................. USD 139 $ 136,291
Weekley Homes LLC , 4.88% , 09/15/28
(i)
149 143,375
WESCO Distribution, Inc. , 7.25% ,
06/15/28
(i)
................. 1,250 1,266,645
Whirlpool Corp. , 6.13% , 06/15/30 ... 1,301 1,297,898
Wildfire Intermediate Holdings LLC ,
7.50% , 10/15/29
(i)
........... 46 45,772
William Carter Co. (The) , 5.63% ,
03/15/27
(i)
................. 7 6,941
Wolfspeed, Inc. , 1.75% , 05/01/26
(c) (d) (h)
900 272,250
Xerox Corp.
(i)
10.25% , 10/15/30 ........... 6,616 6,802,359
13.50% , 04/15/31 ........... 3,600 3,519,000
XHR LP , 4.88% , 06/01/29
(i)
....... 16 15,443
Zayo Group Holdings, Inc. , 4.00% ,
03/01/27
(i)
................. 35 33,246
299,679,243
Zambia — 0.5%
First Quantum Minerals Ltd. , 9.38% ,
03/01/29
(i)
................. 3,544 3,743,350
Total Corporate Bonds — 60.1%
(Cost: $ 529,841,722 ) ............................. 491,821,528
Fixed Rate Loan Interests
France — 0.4%
Atos SE, 1st Lien Term Loan ,
9.00%
,
12/17/29 ............ EUR 2,500 3,017,048
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 6.05%
,
11/09/29 ........ GBP 213 2,818
United States — 0.8%
X Corp., 1st Lien Term Loan B3 ,
9.50%
,
10/26/29 ............ USD 3,778 3,660,466
x.AI Corp., 1st Lien Term Loan ,
12.50%
,
06/28/30 ........... 3,000 3,011,790
6,672,256
Total Fixed Rate Loan Interests — 1.2%
(Cost: $ 9,334,315 ) .............................. 9,692,122
Floating Rate Loan Interests
Cayman Islands — 0.0%
Flexsys Cayman Holdings LP, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.72%
,
08/01/29
(a) (e)
.......... 149 59,413
Finland — 0.3%
Mehilainen Yhtiot Oy, Facility 1st
Lien Term Loan B7 , (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.48%
,
08/05/31
(a)
........... EUR 1,867 2,134,616
Security
Par (000)
Par (000) Value
France — 0.6%
(a)
Atos SE, 1st Lien Term Loan , (6-mo.
EURIBOR at 0.00% Floor + 2.60%),
4.60%
,
12/17/30 ............ EUR 3,674 $ 3,316,546
Financiere Mendel SAS, 1st Lien Term
Loan B , 11/08/30
(n)
........... 1,500 1,707,846
5,024,392
Germany — 1.7%
(a)
Apleona Holding GmbH, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 3.45%),
5.48%
,
04/28/28 ............ 2,240 2,561,699
Kleopatra Finco SARL, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 4.73%),
7.11%
,
02/12/26 ............ 3,000 3,158,271
Techem Verwaltungsgsesellschaft 675
mbH, Facility 1st Lien Term Loan B5 ,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 5.64%
,
07/16/29 ...... 1,000 1,146,473
Tele Columbus AG, Facility 1st Lien
Term Loan B , (6-mo. EURIBOR
at 0.00% Floor + 0.50%),
0.50%
,
01/01/29 ............ 3,194 2,396,353
TK Elevator Midco GmbH, 1st Lien
Term Loan B1 , (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.85%
,
04/30/30 ............ 2,357 2,688,168
Wittur Holding GmbH, Facility
1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 5.50%),
7.85%
,
09/29/28 ............ 1,477 1,536,254
13,487,218
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan , 16.50%
,
11/10/27
(a) (e)
..... GBP 458 181,397
Luxembourg — 1.2%
(a)
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A , (6-mo. CME
Term SOFR at 0.00% Floor +
6.25%), 10.44%
,
01/01/30
(e)
..... USD 211 215,689
Altice Financing SA, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 7.03%
,
10/29/27 ..... EUR 1,182 1,159,879
Euro Parfums Fze Upsize, 1st Lien
Term Loan , 06/01/32
(n)
........ USD 131 147,970
Index HoldCo SARL, Facility 1st Lien
Term Loan A , 0.10%
,
12/29/28 ... EUR 1,819 877,240
Matterhorn Telecom SA, Facility
1st Lien Term Loan B3 , (3-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.53%
,
01/26/32 ............ 1,226 1,397,850
Rainbow Finco SARL, Facility 1st Lien
Term Loan B2 , (6-mo. EURIBOR
at 0.00% Floor + 3.25%), 5.71% -
5.67%
,
02/26/29 ............ 2,400 2,737,346
TRAVIATA II SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 8.00%
Floor + 0.00%), 8.00% 01/22/33
(e)
. 3,000 3,372,246
9,908,220

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 1.1%
(a)
Accell Group Holdings BV, 1st Lien
Term Loan , 06/30/31
(n)
........ EUR 1,250 $ 955,755
Median BV, Facility 1st Lien Term Loan
B2 , (SONIA Daily at 5.93% Floor +
4.46%), 10.50%
,
10/14/27 ...... GBP 1,700 2,179,346
Nobian Finance BV, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.53%
,
07/31/30 . EUR 2,211 2,494,273
Nobian Finance BV, 1st Lien Term Loan
B , (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 5.69%
,
07/01/29 ..... 2,019 2,286,810
Ziggo BV, Facility 1st Lien Term Loan H ,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 4.91%
,
01/31/29 ...... 1,139 1,259,454
9,175,638
New Zealand — 0.4%
FNZ NZ Finco Ltd., 1st Lien Term Loan ,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
11/05/31
(a)
..... GBP 3,000 3,169,560
Spain — 0.5%
(a)
Cervantes Bidco SL, 1st Lien Term
Loan B , (6-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.29%
,
12/03/31 . EUR 1,927 2,202,213
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B3 , (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.04%
,
12/31/29 ............ 1,706 1,947,583
4,149,796
United Kingdom — 2.7%
(a)
Belron Uk Finance Plc, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.15%
,
10/16/31 . 1,687 1,928,851
Boots Group Bidco Ltd., 1st Lien Term
Loan B , 07/16/32
(n)
........... GBP 1,159 1,538,844
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B10 , (Daily
SONIA at 0.00% Floor + 4.75%),
4.75%
,
04/30/29 ............ 2,825 3,724,494
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.15%
,
03/20/28 . EUR 1,217 1,391,451
Edge Finco plc, Facility 1st Lien Term
Loan B1 , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.54%
,
08/22/31 . 1,307 1,494,370
INEOS Finance plc, 1st Lien Term
Loan , 06/23/31
(n)
............ 2,531 2,755,310
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B , (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.40%
,
04/03/29 ............ 1,410 1,505,707
Leased & Tenanted Pubs 1 Ltd.,
2nd Lien Term Loan , (Daily
SONIA at 0.00% Floor + 9.38%),
14.58%
,
10/31/29
(e)
.......... GBP 1,357 1,756,798
Market Bidco Ltd., Facility 1st Lien Term
Loan B3 , (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 6.63%
,
11/04/30 . EUR 1,800 2,046,210
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5 , (6-mo.
EURIBOR at 0.00% Floor + 2.75%),
4.81%
,
03/25/31 ............ 2,389 2,713,170
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Seashell Bidco SL, Delayed Draw
Facility 1st Lien Term Loan B , (6-mo.
EURIBOR at 0.00% Floor + 6.20%),
8.58%
,
10/10/29
(e)
........... EUR 75 $ 85,468
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B , 07/16/29
(n)
....... 1,115 1,272,408
22,213,081
United States — 6.8%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 9.96% , 03/11/30 USD 82 81,434
(1-mo. CME Term SOFR at 0.00%
Floor + 7.61%), 11.96% , 03/11/30 74 72,704
Altar Bidco, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.58%
,
02/01/30 . 11,512 10,965,066
Altera Corp, 1st Lien Term Loan B ,
06/18/32
(n)
................ 2,980 2,983,725
Amneal Pharmaceuticals LLC, 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
9.86%
,
05/04/28 ............ 4,636 4,723,160
Amneal Pharmaceuticals LLC, 1st Lien
Term Loan B , 05/04/28
(n)
....... 2,763 2,761,840
Ascensus Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.36%
,
08/02/28 ............ 2 2,351
AssuredPartners, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.86%
,
02/14/31 ............ 152 152,137
Atlas CC Acquisition Corp., 1st Lien
Term Loan , (3-mo. CME Term SOFR
+ 4.25%), 0.00%
,
05/25/29 ..... 118 85,333
Avaya, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.86%
,
08/01/28 ...... 57 44,286
Boxer Parent Co., Inc., 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.51%
,
07/30/31 . EUR 2,382 2,726,636
Champions Financing, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.08%
,
02/06/29 ............ USD —
(o)
17
Chemours Co. (The), 1st Lien Term
Loan B3 , (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.15%
,
08/18/28 . EUR 1,600 1,812,226
Concrete Investment II SCA, Facility
1st Lien Term Loan A2 , (3-mo.
EURIBOR at 0.00% Floor + 2.00%),
4.19%
,
08/11/25
(e)
........... 91 10
ConnectWise LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.06%
,
09/29/28 . USD 177 177,614
CoreWeave Compute Acquisition
Co. II LLC, Delayed Draw 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 9.62%),
13.94%
,
07/30/28
(e)
.......... 1,121 1,113,702

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien Term
Loan , (3-mo. CME Term SOFR at
0.00% Floor + 6.00%), 10.32% -
10.26%
,
05/16/29
(e)
.......... USD 1,017 $ 1,005,477
CPPIB OVM Member US LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
08/20/31 ............ 197 197,089
CSC Holdings LLC, 1st Lien Term Loan
B5 , (US Prime Rate at 0.00% Floor
+ 1.50%), 9.00%
,
04/15/27 ..... 46 45,428
Cubic Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.25%), 8.84%
,
05/25/28 . 822 600,572
CVR CHC LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.30%
,
12/30/27 . 117 117,047
Digital Room Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 5.25%),
9.71%
,
12/21/28 ............ 234 230,916
DirecTV Financing LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.57%
,
08/02/27 ............ 42 42,162
DirecTV Financing LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.75% Floor + 5.50%),
9.81%
,
02/17/31 ............ 169 162,919
ECL Entertainment LLC, Facility 1st
Lien Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.86%
,
08/30/30 ............ 487 488,942
EIS Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 11.36%
,
07/08/28
(e)
584 563,618
EIS Group Ltd., Revolving Loan 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 7.00%),
11.33%
,
07/10/28
(e)
.......... 58 56,362
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.73%
,
12/29/27
(e)
.......... 277 191,449
First Brands Group LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 7.03%
,
03/30/27 . EUR 2,572 2,822,246
GoTo Group, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.22%
,
04/30/28 . USD 945 829,505
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.07%
,
10/25/28
(e)
.......... 157 129,138
J&J Ventures Gaming LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.86%
,
04/26/30 ............ 317 313,581
Jack Ohio Finance LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.36%
,
01/28/32 ............ 103 101,843
Security
Par (000)
Par (000) Value
United States (continued)
LABL, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.00%), 9.46%
,
10/30/28 . USD 249 $ 224,574
Maverick Gaming LLC, 1st Lien Term
Loan
(US Prime Rate at 0.00% Floor +
7.50%), 15.00% , 06/05/28 .... 202 118,228
(US Prime Rate at 0.00% Floor +
7.50%), 15.00% , 06/05/28
(e)
.. 115 103,572
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
11.31%
,
11/01/29 ............ 461 174,028
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 6.00%
Floor + 4.29%), 10.29%
,
02/16/29
(e)
55 53,557
Montage Hotels & Resorts LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
10.32%
,
02/16/29
(e)
.......... 342 333,816
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 1.00%
Floor + 5.50%), 9.80% , 01/24/29 527 523,665
(3-mo. CME Term SOFR at 0.50%
Floor + 1.00%), 5.40% , 01/24/30 551 252,489
Pitney Bowes, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.11%
,
03/19/32 . 5,237 5,236,875
Potters Borrower LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
7.33%
,
12/14/27 ............ 87 87,229
Redstone Holdco 2 LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.06%
,
04/27/28 ............ 4,690 2,432,971
Redstone HoldCo 2 LP, 2nd Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 7.75%),
12.29%
,
04/27/29 ........... 3,548 767,255
Runitonetime LLC, 1st Lien Term Loan ,
06/23/26
(n)
................ 13 13,212
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.30%
,
09/11/29
(e)
.......... 488 488,000
StubHub Holdco Sub LLC, 1st Lien
Term Loan B , (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.11%
,
03/15/30 ............ 598 592,110
Vaco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 9.45%
,
01/22/29 . 283 251,784
VeriFone Systems, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
10.07%
,
08/18/28 ........... 6,754 6,510,437
X Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.50% Floor +
6.50%), 10.96%
,
10/26/29 ...... 1,990 1,937,245

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Zayo Group Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.47% -
7.44%
,
03/09/27 ............ USD 92 $ 88,567
55,790,149
Total Floating Rate Loan Interests — 15.3%
(Cost: $ 129,348,698 ) ............................. 125,293,480
Foreign Agency Obligations
France — 0.1%
Electricite de France SA
(a)(b)(k)
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 400 439,339
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38% ................. GBP 500 673,365
1,112,704
Total Foreign Agency Obligations — 0.1%
(Cost: $ 1,032,338 ) .............................. 1,112,704
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0 .5%
United States — 0.5%
CSMC Trust, Series 2022-LION, Class
A, (1-mo. CME Term SOFR at 3.59%
Floor + 3.44%), 7.78%, 02/15/27
(a) (e) (i)
USD 4,000 3,963,065
Total Non-Agency Mortgage-Backed Securities — 0.5%
(Cost: $ 3,980,580 ) .............................. 3,963,065
Preferred Securities
Shares
Shares
Preferred Stocks — 0.8%
Finland — 0.1%
Aiven OY , Series D
(d) (e)
.......... 6,597 351,422
United States — 0.7%
(e)
Cap Hill Brands , Class E
(d)
........ 506,652 15,200
CoreWeave, Inc. , 10.00% ........ 430,000 1,001,900
Dream Finders Homes, Inc.
(Preference) , 9.00% ......... 2,261 2,238,390
HawkEye 360, Inc. , Series D1
(d)
.... 34,579 496,900
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 723,000 )
(d) (g)
.... 723,000 592,860
Lessen Holdings, Inc. , Series B
(d)
... 16,373 17,355
Veritas Newco
(d)
............... 17,298 389,202
Veritas Newco, Series G-1
(d)
...... 11,940 268,660
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 567,638 ) ,
12.00%
(g)
................. 194,516 999,812
6,020,279
Total Preferred Securities — 0.8%
(Cost: $ 6,803,271 ) .............................. 6,371,701
Security
Shares
Shares Value
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(d)
.................. 5,012 $ 202
Germany — 0.0%
Tonies SE ( Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 04/30/26 , Strike Price EUR
11.50 )
(d)
.................. 109,736 6,261
Luxembourg — 0.0%
HomeToGo SE ( Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 12/31/25 , Strike Price EUR
11.50 )
(d)
.................. 71,516 82
United States — 0.0%
(d)
Aurora Innovation, Inc. ( Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 11/03/26 , Strike
Price USD 11.50 ) ............ 529 481
Crown PropTech Acquisitions ( Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 )
(e)
.......... 9,692 1
Crown PropTech Acquisitions ( Issued/
Exercisable 02/05/21 , 1 Share for
1 Warrant, Expires 02/01/26 , Strike
Price USD 11.50 )
(e)
.......... 16,190 4,154
EVgo, Inc. ( Issued/Exercisable
11/10/20 , 1 Share for 1 Warrant,
Expires 07/01/26 , Strike Price USD
11.50 ) ................... 7,796 1,481
Flagstar Financial, Inc. , (Acquired
03/07/24 , cost $ 0 ) ( Issued/
Exercisable 03/11/24 , 1 Share for
1 Warrant, Expires 03/11/31 , Strike
Price USD 2.50 )
(e) (g)
.......... 43 89,452
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
11.17 )
(e)
.................. 1,695 10,289
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(e)
................... 4,328 42,804
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(e)
................... 10,681 105,635
Latch, Inc. ( Issued/Exercisable
12/29/20 , 1 Share for 1 Warrant,
Expires 06/04/26 , Strike Price USD
11.50 )
(e)
.................. 6,894 1
Lightning eMotors, Inc. ( Issued/
Exercisable 05/06/21 , 1 Share for
1 Warrant, Expires 12/15/25 , Strike
Price USD 11.50 )
(e)
.......... 17,391 —
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 13,726 616

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Palladyne AI Corp. ( Issued/Exercisable
01/15/21 , 1 Share for 1 Warrant,
Expires 06/15/27 , Strike Price USD
69.00 ) ................... 5,599 $ 1,876
Palladyne AI Corp. ( Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 20,304 6,802
Service King Midas International
( Issued/Exercisable 07/14/22 ,
1 Share for 1 Warrant, Expires
04/26/27 , Strike Price USD 10.00 )
(e)
580 —
Sonder Corp. ( Issued/Exercisable
12/30/24 , 1 Share for 1 Warrant,
Expires 12/30/29 , Strike Price USD
0.01 )
(e)
................... 3,884 8,156
Sonder Corp. ( Issued/Exercisable
04/11/25 , 1 Share for 1 Warrant,
Expires 04/11/30 , Strike Price USD
1.00 )
(e)
................... 38,747 53,471
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 ) ( Issued/
Exercisable 10/14/22 , 1 Share for
1 Warrant, Expires 10/07/32 , Strike
Price USD 0.01 )
(e) (g)
.......... 23,975 96,859
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 11,228 ) ( Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(g)
.................. 11,228 192
422,270
Total Warrants — 0.0%
(Cost: $ 140,376 ) ................................ 428,815
Total Long-Term Investments — 84 .1%
(Cost: $ 739,817,909 ) ............................. 688,561,821
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 2.1%
(p)
Barclays Bank plc , 3.85% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 754,132 ,
collateralized by Cleveland-Cliffs,
Inc. , 7.00%, due at 03/15/32 , par
and fair value of USD 800,000 and
$ 780,488 , respectively) ........ USD 751 751,000
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 07/28/25 to be
repurchased at USD 1,211,183 ,
collateralized by CCO Holdings LLC ,
4.50%, due at 05/01/32 , par and
fair value of USD 1,300,000 and
$ 1,179,574 , respectively) ...... 1,211 1,210,625
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 07/28/25 to be
repurchased at USD 543,250 ,
collateralized by Community Health
Systems, Inc. , 5.25%, due at
05/15/30 , par and fair value of USD
600,000 and $ 524,865 , respectively) 543 543,000
Security
Par (000)
Par (000) Value
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 127,712 ,
collateralized by Park River
Holdings, Inc. , 5.63%, due at
02/01/29 , par and fair value of USD
156,000 and $ 134,614 , respectively) USD 127 $ 127,140
Barclays Bank plc , 4.15% , 08/01/25
(Purchased on 06/27/25 to be
repurchased at USD 168,339 ,
collateralized by Rivian Holdings
LLC , 10.00%, due at 01/15/31 , par
and fair value of USD 170,000 and
$ 161,780 , respectively) ........ 168 167,663
Barclays Bank plc , 0.90% , Open
(Purchased on 04/16/25 to be
repurchased at USD 913,714 ,
collateralized by Motion Bondco
DAC , 4.50%, due at 11/15/27 , par
and fair value of EUR 864,000 and
$ 929,975 , respectively)
(q)
...... EUR 798 911,091
Barclays Bank plc , 0.90% , Open
(Purchased on 04/16/25 to be
repurchased at USD 112,099 ,
collateralized by Motion Bondco
DAC , 4.50%, due at 11/15/27 , par
and fair value of EUR 106,000 and
$ 114,094 , respectively)
(q)
....... 98 111,777
Barclays Bank plc , 1.70% , Open
(Purchased on 05/27/25 to be
repurchased at USD 1,150,536 ,
collateralized by Webuild SpA ,
3.63%, due at 01/28/27 , par and
fair value of EUR 990,000 and
$ 1,143,316 , respectively)
(q)
..... 1,005 1,146,904
Barclays Capital, Inc. , 2.75% , 08/01/25
(Purchased on 06/23/25 to be
repurchased at USD 249,343 ,
collateralized by Great Lakes
Dredge & Dock Corp. , 5.25%, due at
06/01/29 , par and fair value of USD
261,000 and $ 247,219 , respectively) USD 249 248,603
Barclays Capital, Inc. , 4.15% , 08/01/25
(Purchased on 07/28/25 to be
repurchased at USD 293,135 ,
collateralized by Xerox Holdings
Corp. , 5.50%, due at 08/15/28 , par
and fair value of USD 400,000 and
$ 264,560 , respectively) ........ 293 293,000
BNP Paribas SA , 1.45% , Open
(Purchased on 05/06/25 to be
repurchased at USD 801,758 ,
collateralized by Webuild SpA ,
7.00%, due at 09/27/28 , par and
fair value of EUR 620,000 and
$ 775,346 , respectively)
(q)
...... EUR 700 799,007
BNP Paribas SA , 4.10% , Open
(Purchased on 07/21/25 to be
repurchased at USD 599,563 ,
collateralized by Sirius XM Radio
LLC , 4.13%, due at 07/01/30 , par
and fair value of USD 650,000 and
$ 592,952 , respectively)
(q)
...... USD 599 598,813

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BofA Securities, Inc. , 4.12% , 08/14/25
(Purchased on 07/31/25 to be
repurchased at USD 876,475 ,
collateralized by JetBlue Airways
Corp. , 9.88%, due at 09/20/31 , par
and fair value of USD 900,000 and
$ 870,165 , respectively) ........ USD 876 $ 876,375
Goldman Sachs & Co. LLC ,
4.10% , Open (Purchased on
05/19/25 to be repurchased at
USD 311,866 , collateralized by
PBF Holding Co. LLC , 6.00%, due
at 02/15/28 , par and fair value
of USD 329,000 and $ 316,616 ,
respectively)
(q)
.............. 309 309,260
Goldman Sachs International ,
1.60% , Open (Purchased on
05/27/25 to be repurchased at
USD 1,259,379 , collateralized by
Verisure Midholding AB , 5.25%,
due at 02/15/29 , par and fair value
of EUR 1,080,000 and $ 1,241,248 ,
respectively)
(q)
.............. EUR 1,100 1,255,630
J.P. Morgan Securities plc ,
1.45% , Open (Purchased on
05/27/25 to be repurchased at USD
389,040 , collateralized by Webuild
SpA , 7.00%, due at 09/27/28 , par
and fair value of EUR 300,000 and
$ 375,168 , respectively)
(q)
...... 340 387,986
J.P. Morgan Securities plc ,
1.70% , Open (Purchased on
05/27/25 to be repurchased at
USD 834,249 , collateralized by
Banco Santander SA , 3.63%, par
and fair value of EUR 800,000 and
$ 857,598 , respectively)
(k) (q)
..... 729 831,615
J.P. Morgan Securities plc ,
1.70% , Open (Purchased on
05/15/25 to be repurchased at USD
1,083,142 , collateralized by Cerved
Group SpA , 6.00%, due at 02/15/29 ,
par and fair value of EUR 1,000,000
and $ 1,077,236 , respectively)
(q)
.. 946 1,079,199
Nomura Securities International,
Inc. , 3.50% , Open (Purchased on
07/14/25 to be repurchased at USD
619,833 , collateralized by MGM
Resorts International , 6.50%, due
at 04/15/32 , par and fair value
of USD 600,000 and $ 609,437 ,
respectively)
(q)
.............. USD 619 618,750
RBC Capital Markets LLC ,
2.40% , Open (Purchased on
07/23/25 to be repurchased at
USD 281,419 , collateralized by
Clear Channel Outdoor Holdings,
Inc. , 7.50%, due at 06/01/29 , par
and fair value of USD 300,000 and
$ 273,306 , respectively)
(q)
...... 281 281,250
RBC Capital Markets LLC ,
3.75% , Open (Purchased on
05/16/25 to be repurchased at
USD 852,786 , collateralized by
CommScope Technologies LLC ,
5.00%, due at 03/15/27 , par and
fair value of USD 900,000 and
$ 881,315 , respectively)
(q)
...... 846 846,000
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC , 4.00% , Open
(Purchased on 06/23/25 to be
repurchased at USD 607,505 ,
collateralized by Transocean, Inc. ,
8.50%, due at 05/15/31 , par and
fair value of USD 650,000 and
$ 597,198 , respectively)
(q)
...... USD 605 $ 604,884
RBC Capital Markets LLC ,
4.00% , Open (Purchased on
06/20/25 to be repurchased at USD
958,201 , collateralized by McAfee
Corp. , 7.38%, due at 02/15/30 , par
and fair value of USD 1,000,000 and
$ 927,189 , respectively)
(q)
...... 954 953,750
RBC Capital Markets LLC ,
4.15% , Open (Purchased on
07/21/25 to be repurchased at USD
484,363 , collateralized by Central
Parent, Inc. , 7.25%, due at 06/15/29 ,
par and fair value of USD 600,000
and $ 493,006 , respectively)
(q)
... 484 483,750
RBC Europe Ltd. , 1.65% , Open
(Purchased on 05/27/25 to be
repurchased at USD 1,259,493 ,
collateralized by Verisure Midholding
AB , 5.25%, due at 02/15/29 , par
and fair value of EUR 1,080,000 and
$ 1,241,249 , respectively)
(q)
..... EUR 1,100 1,255,630
Total Borrowed Bond Agreements — 2.1%
(Cost: $ 16,631,454 ) .............................. 16,692,702
Shares
Shares
Money Market Funds — 10.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.20%
(r) (s)
.... 89,144,689 89,144,689
Total Money Market Funds — 10 .9%
(Cost: $ 89,144,689 ) .............................. 89,144,689
Total Short-Term Securities — 13.0%
(Cost: $ 105,776,143 ) ............................. 105,837,391
Total Options Purchased — 0 .1%
(Cost: $ 1,645,848 ) .............................. 1,199,303
Total Investments Before Options Written and Borrowed Bonds
— 97.2%
(Cost: $ 847,239,900 ) ............................. 795,598,515
Total Options Written — ( 0 .1 ) %
(Premiums Received — $ (591,608) ) .................. (530,508)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — ( 2 .0 ) %
Italy — (0.4)%
Cerved Group SpA , 6.00% , 02/15/29 (1,000) (1,077,236)
Webuild SpA:
3.63% , 01/28/27 ............ (990) (1,143,316)
7.00% , 09/27/28 ............ (920) (1,150,514)
(3,371,066)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — (0.1)%
Banco Santander SA , (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a) (k)
................. EUR (800) $ (857,598)
Sweden — (0.3)%
Verisure Midholding AB ,
5.25% , 02/15/29 ............ (2,160) (2,482,497)
United Kingdom — (0.1)%
Motion Bondco DAC , 4.50% , 11/15/27 (970) (1,044,069)
United States — (1.1)%
CCO Holdings LLC , 4.50% , 05/01/32 USD (1,300) (1,179,574)
Central Parent, Inc. , 7.25% , 06/15/29
(i)
(600) (493,006)
Clear Channel Outdoor Holdings, Inc. ,
7.50% , 06/01/29
(i)
........... (300) (273,306)
Cleveland-Cliffs, Inc. , 7.00% , 03/15/32
(i)
(800) (780,488)
CommScope Technologies LLC ,
5.00% , 03/15/27
(i)
........... (900) (881,315)
Community Health Systems, Inc. ,
5.25% , 05/15/30
(i)
........... (600) (524,865)
Great Lakes Dredge & Dock Corp. ,
5.25% , 06/01/29
(i)
........... (261) (247,219)
JetBlue Airways Corp. ,
9.88% , 09/20/31
(i)
........... (900) (870,165)
Security
Par (000)
Par (000) Value
United States (continued)
McAfee Corp. , 7.38% , 02/15/30
(i)
... USD (1,000) $ (927,189)
MGM Resorts International ,
6.50% , 04/15/32 ............ (600) (609,437)
Park River Holdings, Inc. ,
5.63% , 02/01/29
(i)
........... (156) (134,614)
PBF Holding Co. LLC , 6.00% , 02/15/28 (329) (316,616)
Rivian Holdings LLC ,
10.00% , 01/15/31
(i)
........... (170) (161,780)
Sirius XM Radio LLC , 4.13% , 07/01/30
(i)
(650) (592,952)
Transocean, Inc. , 8.50% , 05/15/31
(i)
. (650) (597,198)
Xerox Holdings Corp. ,
5.50% , 08/15/28
(i)
........... (400) (264,560)
(8,854,284)
Total Borrowed Bonds — ( 2 .0 ) %
(Proceeds: $ (15,701,359) ) .........................
(16,609,514)
Total Investments Net of Options Written and Borrowed Bonds
— 95 .1%
(Cost: $ 830,946,933 ) ............................. 778,458,493
Other Assets Less Liabilities — 4.9% ................... 40,399,464
Net Assets — 100.0% .............................. $ 818,857,957
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,087,878, representing 0.50% of its net assets as of period end, and an original cost of $3,439,535.
(h)
Convertible security.
(i)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(q)
The amount to be repurchased assumes the maturity will be the day after the period end.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 94,657,933 $ — $ (5,513,244)
(a)
$ — $ — $ 89,144,689 89,144,689 $ 3,610,767 $ —
— —
(a)
Represents net amount purchased (sold).

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 100 09/08/25 $ 13,383 $ (95,047)
U.S. Treasury 10-Year Note ................................................... 24 09/19/25 2,666 37,229
U.S. Treasury 10-Year Ultra Note ............................................... 2 09/19/25 226 4,279
U.S. Treasury 2-Year Note .................................................... 90 09/30/25 18,631 (21,927)
U.S. Treasury 5-Year Note .................................................... 160 09/30/25 17,311 53,388
(22,078)
Short Contracts
Euro-OAT ............................................................... 13 09/08/25 1,829 5,307
Russell 2000 E-Mini Index .................................................... 35 09/19/25 3,885 (149,056)
S&P 500 E-Mini Index ....................................................... 3 09/19/25 956 (45,580)
(189,329)
$ (211,407)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 457,390 AUD 705,000 UBS AG 09/17/25 $ 3,933
USD 260,117,047 EUR 222,847,000 BNP Paribas SA 09/17/25 5,029,553
USD 2,853,569 EUR 2,425,118 Citibank NA 09/17/25 77,596
USD 16,455,980 EUR 13,955,052 Deutsche Bank AG 09/17/25 481,972
USD 752,911 EUR 643,832 Goldman Sachs International 09/17/25 15,931
USD 2,627,247 EUR 2,232,838 JPMorgan Chase Bank NA 09/17/25 71,372
USD 2,627,571 EUR 2,265,644 Morgan Stanley & Co. International plc 09/17/25 34,144
USD 259,698 EUR 222,679 Standard Chartered Bank 09/17/25 4,803
USD 571,405 EUR 489,643 State Street Bank and Trust Co. 09/17/25 10,924
USD 259,697 EUR 222,678 Toronto Dominion Bank 09/17/25 4,803
USD 365,054 GBP 272,000 Barclays Bank plc 09/17/25 5,676
USD 438,269 GBP 325,159 Citibank NA 09/17/25 8,656
USD 988,794 GBP 747,000 Deutsche Bank AG 09/17/25 1,826
USD 42,382,281 GBP 31,311,056 Morgan Stanley & Co. International plc 09/17/25 1,012,821
USD 59,554 GBP 44,000 Morgan Stanley & Co. International plc 09/17/25 1,420
USD 84,380 JPY 12,038,000 JPMorgan Chase Bank NA 09/17/25 4,144
USD 59,462 JPY 8,482,000 Royal Bank of Canada 09/17/25 2,928
USD 291,376 SEK 2,751,000 Citibank NA 09/17/25 9,521
6,782,023
EUR 6,600,000 USD 7,741,813 Barclays Bank plc 09/17/25 (186,955)
EUR 925,666 USD 1,086,643 JPMorgan Chase Bank NA 09/17/25 (27,056)
EUR 6,000,000 USD 6,955,180 JPMorgan Chase Bank NA 09/17/25 (87,127)
GBP 500,000 USD 674,226 Citibank NA 09/17/25 (13,605)
GBP 2,464,000 USD 3,331,699 JPMorgan Chase Bank NA 09/17/25 (76,161)
GBP 3,490,000 USD 4,751,823 Morgan Stanley & Co. International plc 09/17/25 (140,692)
USD 2,011,747 CHF 1,629,000 Morgan Stanley & Co. International plc 09/17/25 (5,256)
(536,852)
$ 6,245,171

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares 20+ Year Treasury Bond ETF .............. 1,000 08/01/25 USD 88.50 USD 8,692 $ 2,499
Broadcom, Inc. ............................. 100 08/15/25 USD 340.00 USD 2,937 2,950
Paramount Global ........................... 500 08/15/25 USD 14.00 USD 629 17,750
Sabre Corp. ............................... 650 08/15/25 USD 4.00 USD 197 4,874
Xerox Holdings Corp. ......................... 500 08/15/25 USD 7.00 USD 203 5,000
CBOE Volatility Index ......................... 850 08/20/25 USD 35.00 USD 1,421 24,650
U.S. Treasury 10-Year Note ..................... 85 08/22/25 USD 114.00 USD 8,500 3,984
U.S. Treasury 10-Year Note ..................... 85 08/22/25 USD 113.00 USD 8,500 7,969
U.S. Treasury 10-Year Note ..................... 85 08/22/25 USD 113.50 USD 8,500 5,313
U.S. Treasury 30-Year Bond .................... 100 08/22/25 USD 117.00 USD 10,000 29,688
Paramount Global ........................... 500 09/19/25 USD 14.00 USD 629 25,000
Warner Bros Discovery, Inc. .................... 500 09/19/25 USD 14.00 USD 659 28,000
Paramount Global ........................... 500 10/17/25 USD 15.00 USD 629 18,000
Sabre Corp. ............................... 500 10/17/25 USD 4.00 USD 152 5,000
Warner Bros Discovery, Inc. .................... 350 10/17/25 USD 15.00 USD 461 14,700
Informatica, Inc. ............................ 250 11/21/25 USD 35.00 USD 618 10,000
EURO STOXX 50 Index ....................... 183 12/19/25 EUR 5,400.00 EUR 9,735 353,043
EURO STOXX 50 Index ....................... 183 12/19/25 EUR 5,900.00 EUR 9,735 47,198
605,618
Put
iShares Russell 2000 ETF ...................... 250 08/01/25 USD 210.00 USD 5,485 1,250
CoreWeave, Inc. ............................ 300 08/15/25 USD 80.00 USD 3,424 35,850
EURO STOXX 50 Index ....................... 194 08/15/25 EUR 5,100.00 EUR 10,321 31,327
EURO STOXX 50 Index ....................... 253 08/15/25 EUR 5,200.00 EUR 13,459 75,213
EURO STOXX Bank Index ..................... 850 08/15/25 EUR 180.00 EUR 9,339 2,425
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,000 08/15/25 USD 78.00 USD 16,076 11,000
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 1,000 08/15/25 USD 90.00 USD 9,287 45,000
iShares Russell 2000 ETF ...................... 200 08/15/25 USD 210.00 USD 4,388 27,700
iShares Russell 2000 ETF ...................... 250 08/15/25 USD 185.00 USD 5,485 3,250
iShares Russell 2000 ETF ...................... 250 08/15/25 USD 195.00 USD 5,485 6,250
Netflix, Inc. ................................ 125 08/15/25 USD 950.00 USD 14,493 4,125
American Airlines Group, Inc. .................... 750 09/19/25 USD 8.00 USD 862 4,500
CoreWeave, Inc. ............................ 300 09/19/25 USD 50.00 USD 3,424 11,250
EURO STOXX 50 Index ....................... 124 09/19/25 EUR 5,100.00 EUR 6,597 69,339
EURO STOXX Bank Index ..................... 1,000 09/19/25 EUR 150.00 EUR 10,987 9,986
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,500 09/19/25 USD 77.00 USD 12,057 15,000
iShares MSCI EAFE ETF ...................... 1,000 09/19/25 USD 80.00 USD 8,752 28,000
iShares Russell 2000 ETF ...................... 350 09/19/25 USD 190.00 USD 7,679 36,750
JetBlue Airways Corp. ........................ 500 09/19/25 USD 4.00 USD 222 13,500
431,715
$ 1,037,333
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 104.00 USD 5,000 $ 2,497
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 104.00 USD 10,000 4,995
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 105.50 USD 10,000 12,855

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 106.00 USD 10,000 $ 18,726
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 107.00 USD 8,000 35,113
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 107.00 USD 5,000 21,946
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 107.00 USD 10,000 43,892
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 08/20/25 USD 107.00 USD 5,000 21,946
$ 161,970
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Advance Auto Parts, Inc. ........................ 350 08/15/25 USD 65.00 USD 1,857 $ (22,750)
CoreWeave, Inc. ............................. 400 08/15/25 USD 190.00 USD 4,565 (26,600)
CoreWeave, Inc. ............................. 400 08/15/25 USD 180.00 USD 4,565 (32,000)
CoreWeave, Inc. ............................. 400 08/15/25 USD 200.00 USD 4,565 (28,600)
CoreWeave, Inc. ............................. 500 08/15/25 USD 170.00 USD 5,707 (48,250)
EURO STOXX 50 Index ........................ 366 12/19/25 EUR 5,650.00 EUR 19,471 (289,870)
(448,070)
Put
iShares Russell 2000 ETF ....................... 250 08/01/25 USD 195.00 USD 5,485 (500)
EURO STOXX 50 Index ........................ 194 08/15/25 EUR 4,800.00 EUR 10,321 (7,749)
EURO STOXX 50 Index ........................ 253 08/15/25 EUR 5,000.00 EUR 13,459 (23,820)
iShares Russell 2000 ETF ....................... 200 08/15/25 USD 190.00 USD 4,388 (3,400)
EURO STOXX 50 Index ........................ 124 09/19/25 EUR 4,900.00 EUR 6,597 (36,651)
(72,120)
$ (520,190)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 % Quarterly
Goldman Sachs
International 08/20/25 B+ USD 102.00 USD 10,000 $ (1,928)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly
Goldman Sachs
International 08/20/25 B+ USD 103.00 USD 5,000 (1,498)

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 % Quarterly
Goldman Sachs
International 08/20/25 B+ USD 103.00 USD 8,000 $ (2,397)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly
Goldman Sachs
International 08/20/25 B+ USD 103.00 USD 10,000 (2,997)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly
Goldman Sachs
International 08/20/25 B+ USD 103.00 USD 5,000 (1,498)
$ (10,318)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 43.V1 . 5 .00 % Quarterly 06/20/30 EUR 228 $ (27,015) $ (19,935) $ (7,080)
iTraxx Europe Main Index Series 43.V1 ..... 1 .00 Quarterly 06/20/30 EUR 728 (18,705) (15,083) (3,622)
iTraxx Europe Senior Financials Index Series
43.V1 ......................... 1 .00 Quarterly 06/20/30 EUR 1,937 (47,339) (34,596) (12,743)
Markit CDX North American High Yield Index
Series 44.V1 ..................... 5 .00 Quarterly 06/20/30 USD 1,302 (101,629) (81,789) (19,840)
$ (194,688) $ (151,403) $ (43,285)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 143 $ 1,495 $ — $ 1,495
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (1,508) — (1,508)
$ (13) $ — $ (13)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Boparan Finance plc ....... 5 .00 % Quarterly Goldman Sachs International 12/20/25 EUR 864 $ (22,599) $ 6,314 $ (28,913)
Hertz Corp. (The) .......... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 1,500 24,985 40,260 (15,275)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 300 (250) 12,407 (12,657)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 200 (167) 6,380 (6,547)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (33,469) 13,249 (46,718)
INEOS Group Holdings SA ... 5 .00 Quarterly BNP Paribas SA 12/20/27 EUR 449 (60,375) (22,750) (37,625)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 750 (1,214) 95,687 (96,901)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 510 (826) 63,317 (64,143)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 300 (486) 39,202 (39,688)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 450 (728) 60,520 (61,248)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1 .00 % Quarterly Citibank NA 12/20/27 USD 1,500 $ (2,428) $ 266,396 $ (268,824)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 500 (809) 62,110 (62,919)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 (1,619) 168,279 (169,898)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (87,261) 39,058 (126,319)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (60,667) 27,206 (87,873)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 193,998 46,417 147,581
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 (11,686) 28,911 (40,597)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (2,279) 3,675 (5,954)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 775 (19,119) 15,995 (35,114)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 200 (3,293) (664) (2,629)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 1,711 (194,318) 46,458 (240,776)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 (617) 105,463 (106,080)
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 200 (3,472) 1,867 (5,339)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,500 (225,995) (147,888) (78,107)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 750 (112,998) (65,355) (47,643)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 970 (117,385) (17,003) (100,382)
Honda Motor Co. Ltd. ....... 1 .00 Quarterly Barclays Bank plc 12/20/29 JPY 186,126 (27,213) (32,034) 4,821
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 06/20/30 USD 1,250 (210,819) (178,333) (32,486)
Bouygues SA ............ 1 .00 Quarterly Bank of America NA 06/20/30 EUR 1,665 (45,962) (43,950) (2,012)
Bouygues SA ............ 1 .00 Quarterly Bank of America NA 06/20/30 EUR 3,345 (92,339) (111,635) 19,296
Fibercop SpA ............ 1 .00 Quarterly Goldman Sachs International 06/20/30 EUR 1,661 100,515 95,734 4,781
Grifols SA ............... 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 2,212 (234,946) (39,904) (195,042)
International Consolidated
Airlines Group SA ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 EUR 3,000 (662,321) (583,103) (79,218)
International Game Technology
plc ................. 5 .00 Quarterly Bank of America NA 06/20/30 EUR 3,004 (574,271) (475,684) (98,587)
Jaguar Land Rover Automotive
plc ................. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 EUR 1,657 (242,495) (227,608) (14,887)
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 06/20/30 EUR 637 12,786 17,959 (5,173)
Republic of Panama ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 USD 1,000 31,464 45,587 (14,123)
Simon Property Group LP .... 1 .00 Quarterly BNP Paribas SA 06/20/30 USD 2,000 (40,315) (10,444) (29,871)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 10,070 (6,431) 60,303 (66,734)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 4,500 (2,874) 26,948 (29,822)
Stellantis NV ............. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 EUR 2,468 (420,656) (394,033) (26,623)
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 1,082 (156,395) (127,933) (28,462)
Sudzucker International Finance
BV ................. 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 1,647 1,841 (881) 2,722
thyssenkrupp AG .......... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 2,788 (20,098) 10,181 (30,279)
United Group BV .......... 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 964 (86,062) (67,278) (18,784)
Verisure Midholding AB ...... 5 .00 Quarterly Bank of America NA 06/20/30 EUR 1,000 (139,521) (94,478) (45,043)
Volvo Car AB ............ 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 1,657 (238,442) (200,098) (38,344)
Whirlpool Corp. ........... 1 .00 Quarterly Bank of America NA 06/20/30 USD 2,000 77,459 146,486 (69,027)
Whirlpool Corp. ........... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 1,500 58,094 82,936 (24,842)
$ – $ – $ –
$ (3,664,078) $ (1,205,751) $ (2,458,327)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly BNP Paribas SA 12/20/25 BB- USD 545 $ 12,887 $ 7,848 $ 5,039
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 21,478 13,074 8,404
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 12,886 7,915 4,971
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 47,251 27,502 19,749
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC EUR 712 18,756 (10,003) 28,759
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 182 14,518 (17,238) 31,756

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly Barclays Bank plc 12/20/27 CCC EUR 125 $ 9,960 $ (11,829) $ 21,789
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC EUR 248 19,823 (24,230) 44,053
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 377 30,079 (37,293) 67,372
CMA CGM SA ........ 5 .00 Quarterly Bank of America NA 12/20/27 BB+ EUR 800 87,006 (11,306) 98,312
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 942 102,449 (14,681) 117,130
Bellis Acquisition Co. plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 890 17,258 8,545 8,713
Boparan Finance plc ... 5 .00 Quarterly Deutsche Bank AG 06/20/28 NR EUR 502 47,653 16,900 30,753
ZF Europe Finance BV .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB- EUR 1,661 77,107 64,000 13,107
Boparan Finance plc ... 5 .00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 2,137 193,137 (115,094) 308,231
iTraxx Europe Crossover
Index Series 40 10-20% 5 .00 Quarterly BNP Paribas SA 12/20/28 BB- EUR 2,278 180,866 167,051 13,815
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 CCC EUR 712 94,670 (13,345) 108,015
Forvia SE ........... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BB- EUR 969 119,186 87,833 31,353
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 D EUR 1,474 (186,082) (246,892) 60,810
Amkor Technology, Inc. .. 5 .00 Quarterly Bank of America NA 12/20/29 BB USD 500 89,048 76,749 12,299
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 500 69,088 45,912 23,176
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 500 69,088 58,926 10,162
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 B EUR 878 95,429 (101,687) 197,116
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 3,115 495,644 330,356 165,288
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 11,010 1,751,944 1,358,912 393,032
iTraxx Europe Crossover
Index Series 42.V2 35-
100% ........... 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 13,645 2,869,175 2,517,404 351,771
Nissan Motor Co. Ltd. ... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 NR JPY 105,403 (52,183) (14,520) (37,663)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 500 (9,269) (42,192) 32,923
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 250 (4,635) (16,280) 11,645
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B+ USD 500 (9,269) (39,899) 30,630
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B+ USD 1,000 (18,538) (102,639) 84,101
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 378 (12,807) (26,704) 13,897
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 320 (10,843) (20,476) 9,633
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 110 652 (424) 1,076
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 2,000 9,740 — 9,740
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 50 297 (116) 413
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/29 BB USD 50 297 (97) 394
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 500 86,881 74,467 12,414
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 650 112,945 91,560 21,385

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 650 $ 112,945 $ 92,004 $ 20,941
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,000 173,762 142,396 31,366
Amkor Technology, Inc. .. 5 .00 Quarterly Barclays Bank plc 06/20/30 BB USD 2,000 383,127 317,363 65,764
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 06/20/30 BB USD 4,000 766,254 738,201 28,053
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,000 144,306 125,264 19,042
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 80 11,544 9,706 1,838
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 110 15,874 14,154 1,720
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,000 144,306 162,045 (17,739)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 1,500 216,459 190,546 25,913
MGM Resorts International 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 650 90,213 49,015 41,198
MGM Resorts International 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB- USD 1,000 138,789 105,996 32,793
MGM Resorts International 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB- USD 650 90,213 78,371 11,842
SES SA ............ 1 .00 Quarterly Barclays Bank plc 06/20/30 NR EUR 308 (14,329) (18,433) 4,104
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/30 BB+ USD 2,000 267,551 238,384 29,167
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/30 BB+ USD 500 66,888 39,877 27,011
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/30 BB+ USD 650 86,954 76,987 9,967
Sirius XM Radio LLC ... 5 .00 Quarterly Citibank NA 06/20/30 BB+ USD 4,000 535,102 498,033 37,069
Sirius XM Radio LLC ... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB+ USD 1,000 133,775 108,256 25,519
Tenet Healthcare Corp. .. 5 .00 Quarterly Bank of America NA 06/20/30 B USD 650 107,774 77,982 29,792
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B USD 1,000 165,806 136,092 29,714
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B USD 500 82,903 71,333 11,570
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 B USD 500 82,903 66,322 16,581
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Citibank NA 06/20/30 BB USD 2,000 8,774 (27,396) 36,170
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 06/20/30 BB USD 2,000 8,774 (42,419) 51,193
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B- EUR 832 64,658 64,658 —
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 06/20/30 BB+ USD 3,000 562,516 431,650 130,866
Vistra Operations Co. LLC 5 .00 Quarterly Citibank NA 06/20/30 BB+ USD 650 121,879 84,049 37,830
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB+ USD 1,000 187,505 150,517 36,988
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB+ USD 1,650 309,384 268,336 41,048
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 332 59,677 57,270 2,407
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 324 58,172 44,448 13,724
Zegona Finance plc .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB EUR 498 89,515 74,061 15,454
$ 11,727,545 $ 8,513,077 $ 3,214,468
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
AMC Networks, Inc. ......... Barclays Bank plc USD 19,343 08/23/26 0.20% 1D OBFR01 Monthly $ (864)
AMC Networks, Inc. ......... JPMorgan Chase Bank NA 27,428 02/09/26 0.20% 1D OBFR01 Monthly (317)
Eagle Bancorp, Inc. ......... JPMorgan Chase Bank NA 16,007 02/09/26 0.20% 1D OBFR01 Monthly (3,795)
Informatica, Inc. ............ JPMorgan Chase Bank NA 486,800 02/09/26 0.20% 1D OBFR01 Monthly 7,200
New York Community Bancorp,
Inc. .................. JPMorgan Chase Bank NA 80,216 02/09/26 0.20% 1D OBFR01 Monthly 214
Northern Data AG .......... Barclays Bank plc 722,264 07/13/26 0.26% 1D ESTR Monthly (57,759)
Paramount Global .......... JPMorgan Chase Bank NA 126,300 02/09/26 0.20% 1D OBFR01 Monthly (600)
Synthomer plc ............. Merrill Lynch International & Co. 305,621 02/15/28 0.25% 1D SONIA Monthly (61,809)
Telecom Italia SpA .......... Merrill Lynch International & Co. 584,747 02/15/28 0.26% 1D ESTR Monthly 2,955
Total long positions of equity swaps (114,775)
Short contracts
(b)
Atlantic Union Bankshares Corp. JPMorgan Chase Bank NA (11,662) 02/09/26 (0.15)% 1D OBFR01 Monthly 567
Brandywine Realty Trust ...... Merrill Lynch International & Co. (21,400) 02/15/28 (0.15)% 1D OBFR01 Monthly 1,400
Community Financial System, Inc. JPMorgan Chase Bank NA (19,800) 02/09/26 (0.15)% 1D OBFR01 Monthly 2,251
CVB Financial Corp. ......... JPMorgan Chase Bank NA (17,560) 02/09/26 (0.15)% 1D OBFR01 Monthly 1,879
iShares iBoxx $ High Yield
Corporate Bond ETF ...... Citibank NA (427,375) 02/24/28 (0.58)% 1D OBFR01 Monthly 638
iShares iBoxx $ High Yield
Corporate Bond ETF ...... JPMorgan Chase Bank NA (2,562,000) 02/09/26 (0.58)% 1D OBFR01 Monthly (12,491)
iShares iBoxx $ High Yield
Corporate Bond ETF ...... Merrill Lynch International & Co. (645,188) 02/15/28 (0.40)% 1D OBFR01 Monthly (4,282)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... JPMorgan Chase Bank NA (799,075) 02/09/26 (1.58)% 1D OBFR01 Monthly (7,466)
iShares Preferred & Income
Securities ETF .......... Merrill Lynch International & Co. (1,500,590) 02/15/28 (0.50)% 1D OBFR01 Monthly (15,035)
Provident Financial Services, Inc. JPMorgan Chase Bank NA (21,708) 02/09/26 (0.15)% 1D OBFR01 Monthly 591
ServisFirst Bancshares, Inc. ... JPMorgan Chase Bank NA (23,347) 02/09/26 (0.15)% 1D OBFR01 Monthly 932
Vanguard Intermediate-Term
Corporate Bond ETF ...... JPMorgan Chase Bank NA (692,316) 02/09/26 (0.58)% 1D OBFR01 Monthly (6,082)
      Total short positions of equity swaps (37,098)
Total long and short position of equity swaps (151,873)
Net dividends and financing fees 8,937
Total equity swap contracts including dividends and financing fees $ (142,936)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .34
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ (151,403) $ 1,495 $ (44,793) $ —
OTC Swaps ..................................................... 11,103,575 (3,796,249) 3,476,635 (2,863,430) —
Options Written ................................................... N/A N/A 169,240 (108,140) (530,508)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

Derivative Financial Instruments Categorized by Risk Exposure
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 100,203 $ — $ 100,203
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,782,023 — — 6,782,023
Options purchased
Investments at value — unaffiliated
(b)
............ — 161,970 990,379 — 46,954 — 1,199,303
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 1,495 — 1,495
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 14,552,646 27,564 — — — 14,580,210
$ — $ 14,714,616 $ 1,017,943 $ 6,782,023 $ 148,652 $ — $ 22,663,234
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 194,636 $ — $ 116,974 $ — $ 311,610
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 536,852 — — 536,852
Options written
Options written at value ..................... — 10,318 520,190 — — — 530,508
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 43,285 — — 1,508 — 44,793
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 6,489,179 170,500 — — — 6,659,679
$ — $ 6,542,782 $ 885,326 $ 536,852 $ 118,482 $ — $ 8,083,442
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (899,855) $ — $ (287,221) $ — $ (1,187,076)
Forward foreign currency exchange contracts .... — — — (14,925,525) — — (14,925,525)
Options purchased
(a)
..................... — (744,510) 1,069,829 — 68,800 — 394,119
Options written ........................ — 675,170 (164,507) — 39,962 — 550,625
Swaps .............................. — (1,514,729) (744,001) — (21) — (2,258,751)
$ — $ (1,584,069) $ (738,534) $ (14,925,525) $ (178,480) $ — $ (17,426,608)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 495,563 $ — $ (142,206) $ — $ 353,357
Forward foreign currency exchange contracts .... — — — 8,889,571 — — 8,889,571
Options purchased
(b)
..................... — 4,687 (43,730) — (116,752) — (155,795)
Options written ........................ — (38,543) 5,486 — — — (33,057)
Swaps .............................. — 2,647,979 582 — 71 — 2,648,632
$ — $ 2,614,123 $ 457,901 $ 8,889,571 $ (258,887) $ — $ 11,702,708

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 31,156,052
Average notional value of contracts — short ................................................................................. 5,308,970
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 350,433,820
Average amounts sold — in USD ........................................................................................ 26,391,679
Options
Average value of option contracts purchased ................................................................................ 1,528,466
Average value of option contracts written ................................................................................... 923,058
Average notional value of swaption contracts purchased ......................................................................... 98,115,024
Average notional value of swaption contracts written ........................................................................... 80,874,753
Credit default swaps
Average notional value — buy protection ................................................................................... 107,908,077
Average notional value — sell protection ................................................................................... 133,295,403
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 143,110
Average notional value — receives fixed rate ................................................................................ 143,110
Equity swaps:
Average notional value — long .......................................................................................... 4,036,507
Average notional value — short ......................................................................................... 6,687,965
Total return swaps
Average notional value ............................................................................................... 87,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 45,780 $ 3,263
Forward f oreign currency exchange contracts ................................................................. 6,782,023 536,852
Options
(a)
......................................................................................... 1,199,303 530,508
Swaps — centrally cleared .............................................................................. 3,257 —
Swaps — OTC
(b)
..................................................................................... 14,571,273 6,659,679
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 22,601,636 $ 7,730,302
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,086,370) (523,453)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 21,515,266 $ 7,206,849
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 1,496,586 $ (1,093,703) $ (402,883) $ — $ —
Barclays Bank plc ................................ 1,086,739 (409,731) — (677,008) —
BNP Paribas SA ................................. 10,554,325 (162,970) — (5,400,000) 4,991,355
Citibank NA .................................... 1,965,987 (434,991) — (1,458,658) 72,338
Deutsche Bank AG ............................... 1,013,193 (710,033) — — 303,160
Goldman Sachs International ........................ 1,338,949 (1,338,949) — — —
JPMorgan Chase Bank NA .......................... 2,267,572 (2,258,955) (8,617) — —
Merrill Lynch International & Co. ...................... 4,355 (4,355) — — —
Morgan Stanley & Co. International plc .................. 1,760,169 (632,656) — — 1,127,513
Royal Bank of Canada ............................. 2,928 — — — 2,928
Standard Chartered Bank ........................... 4,803 — — — 4,803
State Street Bank and Trust Co. ...................... 10,924 — — — 10,924
Toronto Dominion Bank ............................ 4,803 — — — 4,803
UBS AG ...................................... 3,933 — — — 3,933
$ 21,515,266 $ (7,046,343) $ (411,500) $ (7,535,666) $ 6,521,757
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 1,093,703 $ (1,093,703) $ — $ — $ —
Barclays Bank plc ................................ 409,731 (409,731) — — —
BNP Paribas SA ................................. 162,970 (162,970) — — —
Citibank NA .................................... 434,991 (434,991) — — —
Deutsche Bank AG ............................... 710,033 (710,033) — — —
Goldman Sachs International ........................ 1,422,684 (1,338,949) — — 83,735
JPMorgan Chase Bank NA .......................... 2,258,955 (2,258,955) — — —
Merrill Lynch International & Co. ...................... 81,126 (4,355) — (76,771) —
Morgan Stanley & Co. International plc .................. 632,656 (632,656) — — —
$ 7,206,849 $ (7,046,343) $ — $ (76,771) $ 83,735
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statement of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 43,681,215 $ — $ 43,681,215
Common Stocks
Australia ............................................. 22,828 — — 22,828
Bermuda ............................................. — — 212,583 212,583
Canada ............................................. 83,134 — — 83,134

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

Level 1 Level 2 Level 3 Total
Chile ............................................... $ — $ — $ 11,000 $ 11,000
France .............................................. — 8,879 — 8,879
Germany ............................................ — — 11 11
Japan ............................................... — 70,836 — 70,836
Luxembourg .......................................... — — 1 1
Sweden ............................................. — 77,692 — 77,692
United Kingdom ........................................ 175,331 — 72 175,403
United States .......................................... 2,989,636 1,189,299 1,355,889 5,534,824
Corporate Bonds
Australia ............................................. — 129,050 476,379 605,429
Belgium ............................................. — 1,184,894 — 1,184,894
Canada ............................................. — 6,072,791 2,523,919 8,596,710
Chile ............................................... — 287,748 — 287,748
China ............................................... — 5,716,225 — 5,716,225
Czech Republic ........................................ — 2,273,253 — 2,273,253
Denmark ............................................. — 1,327,170 — 1,327,170
Finland .............................................. — 1,101,911 — 1,101,911
France .............................................. — 19,834,810 339,448 20,174,258
Germany ............................................ — 19,443,187 558,729 20,001,916
Greece .............................................. — 2,042,879 — 2,042,879
Ireland .............................................. — 10,056,090 — 10,056,090
Italy ................................................ — 19,952,873 — 19,952,873
Japan ............................................... — 6,718,513 — 6,718,513
Jersey, Channel Islands ................................... — 1,789,919 — 1,789,919
Luxembourg .......................................... — 14,506,215 — 14,506,215
Mauritius ............................................. — — 7,986,896 7,986,896
Netherlands ........................................... — 1,524,320 — 1,524,320
Norway .............................................. — 2,106,279 — 2,106,279
Portugal ............................................. — 12,101,285 — 12,101,285
South Korea .......................................... — 2,012,900 — 2,012,900
Spain ............................................... — 4,486,724 796,058 5,282,782
Sweden ............................................. — 9,581,958 — 9,581,958
Switzerland ........................................... — 3,776,265 — 3,776,265
United Kingdom ........................................ — 27,690,247 — 27,690,247
United States .......................................... — 270,687,149 28,992,094 299,679,243
Zambia .............................................. — 3,743,350 — 3,743,350
Fixed Rate Loan Interests .................................. — 9,692,122 — 9,692,122
Floating Rate Loan Interests
Cayman Islands ........................................ — — 59,413 59,413
Finland .............................................. — 2,134,616 — 2,134,616
France .............................................. — 5,024,392 — 5,024,392
Germany ............................................ — 13,487,218 — 13,487,218
Jersey, Channel Islands ................................... — — 181,397 181,397
Luxembourg .......................................... — 6,320,285 3,587,935 9,908,220
Netherlands ........................................... — 9,175,638 — 9,175,638
New Zealand .......................................... — 3,169,560 — 3,169,560
Spain ............................................... — 4,149,796 — 4,149,796
United Kingdom ........................................ — 20,370,815 1,842,266 22,213,081
United States .......................................... — 51,751,448 4,038,701 55,790,149
Foreign Agency Obligations ................................. — 1,112,704 — 1,112,704
Non-Agency Mortgage-Backed Securities ........................ — — 3,963,065 3,963,065
Preferred Securities ....................................... — — 6,371,701 6,371,701
Warrants .............................................. 15,925 2,068 410,822 428,815
Short-Term Securities
Borrowed Bond Agreements ................................. — 16,692,702 — 16,692,702
Money Market Funds ...................................... 89,144,689 — — 89,144,689
Options Purchased
Credit contracts .......................................... — 161,970 — 161,970
Equity contracts .......................................... 980,379 10,000 — 990,379
Interest rate contracts ...................................... 46,954 — — 46,954
Unfunded Floating Rate Loan Interests
(a)
........................... — — 2,064 2,064
Liabilities
Borrowed Bonds ......................................... — (16,609,514) — (16,609,514)
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund

Level 1 Level 2 Level 3 Total
Unfunded Floating Rate Loan Interests
(a)
........................... $ — $ — $ (2,422) $ (2,422)
$ 93,458,876 $ 621,821,746 $ 63,708,021 $ 778,988,643
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 3,449,071 $ — $ 3,449,071
Equity contracts ........................................... — 27,564 — 27,564
Foreign currency exchange contracts ............................ — 6,782,023 — 6,782,023
Interest rate contracts ....................................... 100,203 1,495 — 101,698
Liabilities
Credit contracts ........................................... — (2,746,533) — (2,746,533)
Equity contracts ........................................... (714,826) (170,500) — (885,326)
Foreign currency exchange contracts ............................ — (536,852) — (536,852)
Interest rate contracts ....................................... (116,974) (1,508) — (118,482)
$ (731,597) $ 6,804,760 $ — $ 6,073,163
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ................... $ 1,897,012 $ 40,016,911 $ 2,744 $ 9,404,743 $ 3,896,978 $ 4,341,677 $ 2,715 $ 183,004 $ 59,745,784
Transfers into Level 3 ............................. — — — — — — — 90,202 90,202
Transfers out of Level 3 ............................ — — — — — — — — —
Other
(a)
....................................... (737,140) — — — — 737,140 — — —
Accrued discounts/premiums ......................... — 100,490 — 11,422 (7,725) — — — 104,187
Net realized gain (loss) ............................ 1 (770,741) — 381 — 156 — — (770,203)
Net change in unrealized appreciation (depreciation)
(b) (c)
....... 10,441 165,024 39,611 (235,510) 73,812 712,264 (3,073) 137,616 900,185
Purchases ..................................... 409,243 10,133,412 — 14,634,074 — 580,620 — — 25,757,349
Sales ........................................ (1) (7,971,573) (42,355) (14,105,398) — (156) — — (22,119,483)
Closing balance, as of July 31, 2025 ....................
$ 1,579,556 $ 41,673,523 $ — $ 9,709,712 $ 3,963,065 $ 6,371,701 $ (358) $ 410,822 $ 63,708,021
Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2025
(c)
........................
$ 10,441 $ (403,115) $ — $ (522,658) $ 73,812 $ 712,264 $ (3,073) $ 150,516 $ 18,187
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2025
BlackRock Credit Relative Value Fund
Schedule of Investments

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $3,496,807.
See notes to financial statements.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 1,162,032 Market EBITDA Multiple 13.25x —
Revenue Multiple 2.77x —
Time to Exit 5.6 years —
Volatility 75%
Income
Discount for Lack of
Marketability
10% —
Corporate Bonds ............................. 41,673,523 Income Discount Rate 5% – 18% 8%
Floating Rate Interests ......................... 7,287,935 Income Discount Rate 8% – 15% 11%
Non-Agency Mortgage-Backed Securities .............. 3,963,065 Income Discount Rate 8% —
Preferred Stocks ............................. 5,713,839 Income Discount Rate 4% – 10% 8%
Market Revenue Multiple 6.00x – 10.75x 8.63x
Time to Exit 2.0 – 3.0 years 3.0 years
Volatility 50% – 90% 64%
EBITDA Multiple 8.50x – 16.50x 16.30x
Direct Profit Multiple 3.50x —
Warrants .................................. 410,820 Market Time to Exit 3.0 – 5.6 years 3.5 years
Volatility 33% – 80% 61%
Revenue Multiple 8.50x – 10.75x 9.90x
Discount for Lack of
Marketability
10% —
$ 60,211,214
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.

Statement of Assets and Liabilities

July 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock
Credit Relative
Value Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 706,453,826
Investments, at value — affiliated
(b)
.......................................................................................... 89,144,689
Cash ............................................................................................................. 681,542
Cash pledged: –
Collateral — exchange-traded options written ................................................................................. 23,801,000
Collateral — OTC derivatives ............................................................................................ 1,724,766
Futures contracts .................................................................................................... 943,880
Centrally cleared swaps ................................................................................................ 841,600
Foreign currency, at value
(c)
............................................................................................... 4,773,893
Receivables: –
Investments sold .................................................................................................... 16,085,850
Options written ...................................................................................................... 58,029
Swaps .......................................................................................................... 43,924
Capital shares sold ................................................................................................... 4,685,992
Dividends — affiliated ................................................................................................. 310,930
Interest — unaffiliated ................................................................................................. 9,655,978
From the Manager ................................................................................................... 35,107
Due from broker ..................................................................................................... 3,575,794
Variation margin on futures contracts ....................................................................................... 45,780
Variation margin on centrally cleared swaps .................................................................................. 3,257
Swap premiums paid ................................................................................................... 11,103,575
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 6,782,023
OTC swaps ........................................................................................................ 3,476,635
Unfunded floating rate loan interests ....................................................................................... 2,064
Prepaid e xpenses ..................................................................................................... 56,502
Total a ssets .........................................................................................................
884,286,636
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 8,028,658
Borrowed bonds, at value
(d)
............................................................................................... 16,609,514
Options written, at value
(e)
................................................................................................ 530,508
Payables: –
Investments purchased ................................................................................................ 26,491,359
Swaps   .......................................................................................................... 64,658
Administration fees ................................................................................................... 29,163
Capital shares redeemed ............................................................................................... 4,971,112
Interest expense .................................................................................................... 356,034
Investment advisory fees .............................................................................................. 639,137
Trustees' and Officer's fees ............................................................................................. 32,074
Other affiliate fees ................................................................................................... 468
Professional fees .................................................................................................... 101,770
Service and distribution fees ............................................................................................. 47,233
Variation margin on futures contracts ....................................................................................... 3,263
Other accrued expenses ............................................................................................... 324,775
Swap premiums received ................................................................................................ 3,796,249
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 536,852
OTC swaps ........................................................................................................ 2,863,430
Unfunded floating rate loan interests ....................................................................................... 2,422
Total li abilities ........................................................................................................
65,428,679
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 818,857,957

Statement of Assets and Liabilities
(continued)
July 31, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Credit Relative
Value Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,413,446,397
Accumulated loss ..................................................................................................... (594,588,440)
NET ASSETS ........................................................................................................
$ 818,857,957
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 758,095,211
(b)
  Investments, at cost — affiliated ................................................................................... $ 89,144,689
(c)
  Foreign currency, at cost ....................................................................................... $ 4,813,238
(d)
  Proceeds received from borrowed bonds ............................................................................. $ 15,701,359
(e)
  Premiums received ........................................................................................... $ 591,608

Statement of Assets and Liabilities
(continued)
July 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Credit
Relative Value
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 588,397,841
Shares outstanding ...................................................................................................
62,450,883
Net asset value .....................................................................................................
$ 9.42
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 41,961,898
Shares outstanding ...................................................................................................
4,447,019
Net asset value .....................................................................................................
$ 9.44
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 2,002,044
Shares outstanding ...................................................................................................
212,675
Net asset value .....................................................................................................
$ 9.41
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 186,496,174
Shares outstanding ...................................................................................................
19,783,740
Net asset value .....................................................................................................
$ 9.43
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations
Year Ended July 31, 2025

Statement of Operations
See notes to financial statements.
BlackRock
Credit Relative
Value Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 574,964
Dividends — affiliated ................................................................................................. 3,610,767
Interest — unaffiliated ................................................................................................. 53,163,147
Payment-in-kind interest — unaffiliated ..................................................................................... 1,611,390
Foreign taxes withheld ................................................................................................ (3,134)
Total investment income .................................................................................................
58,957,134
EXPENSES
Investment advisory .................................................................................................. 7,768,052
Transfer agent — class specific .......................................................................................... 706,545
Professional ....................................................................................................... 525,607
Administration ..................................................................................................... 339,576
Accounting services .................................................................................................. 210,104
Service and distribution — class specific .................................................................................... 143,276
Administration — class specific .......................................................................................... 122,654
Registration ....................................................................................................... 95,490
Printing and postage ................................................................................................. 52,902
Custodian ......................................................................................................... 36,796
Trustees and Officer .................................................................................................. 15,153
Miscellaneous ...................................................................................................... 84,256
Total expenses excluding interest expense .....................................................................................
10,100,411
Interest expense .................................................................................................... 1,366,894
Total expenses .......................................................................................................
11,467,305
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (80,810)
Fees waived and/or reimbursed by the Manager ............................................................................... (72,811)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (157,402)
Total expenses after fees waived and/or reimbursed ..............................................................................
11,156,282
Net investment income ..................................................................................................
47,800,852
REALIZED AND UNREALIZED GAIN (LOSS) $ 16,145,833
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 14,864,730
Borrowed bonds .................................................................................................. (715,269)
Forward foreign currency exchange contracts ............................................................................... (14,925,525)
Foreign currency transactions ......................................................................................... (2,947,522)
Futures contracts .................................................................................................. (1,187,076)
Options written ................................................................................................... 550,625
Swaps ......................................................................................................... (2,258,751)
A
(6,618,788)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 10,993,190
Borrowed bonds .................................................................................................. (89,895)
Forward foreign currency exchange contracts ............................................................................... 8,889,571
Foreign currency translations .......................................................................................... 5,894
Futures contracts .................................................................................................. 353,357
Options written ................................................................................................... (33,057)
Swaps ......................................................................................................... 2,648,632
Unfunded floating rate loan interests ..................................................................................... (3,073)
A
22,764,619
Net realized and unrealized gain ...........................................................................................
16,145,831
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 63,946,683

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Credit Relative Value Fund
Year Ended
07/31/25
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 47,800,852  $ 60,603,286
Net realized loss .................................................................................. (6,618,788) (20,202,294)
Net change in unrealized appreciation (depreciation) .......................................................... 22,764,619  49,481,361
Net increase in net assets resulting from operations ............................................................. 63,946,683  89,882,353
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (39,052,065) (24,041,522)
Investor A ...................................................................................... (3,076,056) (1,678,966)
Investor C ...................................................................................... (144,960) (62,946)
Class K ....................................................................................... (13,352,684) (7,348,283)
Decrease in net assets resulting from distributions to shareholders ................................................... (55,625,765) (33,131,717)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (61,492,654) (273,093,801)
NET ASSETS
Total decrease in net assets ............................................................................ (53,171,736) (216,343,165)
Beginning of year .................................................................................... 872,029,693  1,088,372,858
End of year ........................................................................................
$ 818,857,957  $ 872,029,693
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Credit Relative Value Fund
Institutional
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ...........................
$ 9.34  $ 8.80  $ 9.26  $ 10.25  $ 9.78
Net investment income
(a)
.................................
0 .54  0 .56  0 .43  0 .28  0 .38
Net realized and unrealized gain (loss) ........................
0 .18  0 .28  ( 0 .19 ) ( 0 .92 ) 0 .48
Net increase (decrease) from investment operations ................ 0.72  0.84  0.24  (0.64) 0.86
Distributions from net investment income
(b)
.................... (0.64) (0.30) (0.70) (0.35) (0.39)
Net asset value, end of year ............................... $ 9.42  $ 9.34  $ 8.80  $ 9.26  $ 10.25
Total Return
(c)
Based on net asset value .................................. 8.06% 9.69%
(d)
2.88% (6.42)% 8.95%
Ratios to Average Net Assets
(e)
Total expen ses .........................................
1.41% 1.47% 1.49% 1.34% 1.46%
Total expenses after fees waived and/or reimbursed ................
1.37% 1.46% 1.47% 1.33% 1.45%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
1.20% 1.18% 1.17% 1.12% 1.09%
Net investment income ...................................
5.84% 6.19% 4.87% 2.89% 3.80%
Supplemental Data
Net assets, end of year (000) ................................ $ 588,398  $ 617,576  $ 783,811  $ 1,077,774  $ 1,202,628
Portfolio turnover rate ..................................... 113%
(f)
110%
(f)
132%
(f)
149% 156%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Credit Relative Value Fund
Investor A
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ...........................
$ 9.35  $ 8.81  $ 9.24  $ 10.24  $ 9.76
Net investment income
(a)
.................................
0 .53  0 .54  0 .40  0 .26  0 .35
Net realized and unrealized gain (loss) ........................
0 .18  0 .27  ( 0 .17 ) ( 0 .93 ) 0 .49
Net increase (decrease) from investment operations ................ 0.71  0.81  0.23  (0.67) 0.84
Distributions from net investment income
(b)
.................... (0.62) (0.27) (0.66) (0.33) (0.36)
Net asset value, end of year ............................... $ 9.44  $ 9.35  $ 8.81  $ 9.24  $ 10.24
Total Return
(c)
Based on net asset value .................................. 7.90% 9.40%
(d)
2.76% (6.75)% 8.69%
Ratios to Average Net Assets
(e)
Total expen ses .........................................
1.65% 1.71% 1.76% 1.61% 1.73%
Total expenses after fees waived and/or reimbursed ................
1.57% 1.68% 1.70% 1.60% 1.72%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
1.40% 1.40% 1.40% 1.39% 1.36%
Net investment income ...................................
5.65% 5.97% 4.50% 2.70% 3.53%
Supplemental Data
Net assets, end of year (000) ................................ $ 41,962  $ 49,769  $ 65,580  $ 136,073  $ 86,176
Portfolio turnover rate ..................................... 113%
(f)
110%
(f)
132%
(f)
149% 156%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Credit Relative Value Fund
Investor C
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ...........................
$ 9.31  $ 8.73  $ 9.14  $ 10.09  $ 9.58
Net investment income
(a)
.................................
0 .46  0 .47  0 .34  0 .18  0 .27
Net realized and unrealized gain (loss) ........................
0 .17  0 .28  ( 0 .19 ) ( 0 .91 ) 0 .47
Net increase (decrease) from investment operations ................ 0.63  0.75  0.15  (0.73) 0.74
Distributions from net investment income
(b)
.................... (0.53) (0.17) (0.56) (0.22) (0.23)
Net asset value, end of year ............................... $ 9.41  $ 9.31  $ 8.73  $ 9.14  $ 10.09
Total Return
(c)
Based on net asset value .................................. 7.03% 8.64%
(d)
1.84% (7.37)% 7.75%
Ratios to Average Net Assets
(e)
Total expen ses .........................................
2.40% 2.48% 2.51% 2.37% 2.50%
Total expenses after fees waived and/or reimbursed ................
2.32% 2.44% 2.45% 2.36% 2.49%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
2.15% 2.15% 2.15% 2.15% 2.13%
Net investment income ...................................
4.92% 5.22% 3.82% 1.88% 2.71%
Supplemental Data
Net assets, end of year (000) ................................ $ 2,002  $ 2,961  $ 4,735  $ 9,827  $ 18,771
Portfolio turnover rate ..................................... 113%
(f)
110%
(f)
132%
(f)
149% 156%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Credit Relative Value Fund
Class K
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ...........................
$ 9.34  $ 8.81  $ 9.27  $ 10.26  $ 9.79
Net investment income
(a)
.................................
0 .55  0 .57  0 .44  0 .29  0 .39
Net realized and unrealized gain (loss) ........................
0 .19  0 .26  ( 0 .20 ) ( 0 .92 ) 0 .48
Net increase (decrease) from investment operations ................ 0.74  0.83  0.24  (0.63) 0.87
Distributions from net investment income
(b)
.................... (0.65) (0.30) (0.70) (0.36) (0.40)
Net asset value, end of year ............................... $ 9.43  $ 9.34  $ 8.81  $ 9.27  $ 10.26
Total Return
(c)
Based on net asset value .................................. 8.29% 9.66%
(d)
2.98% (6.35)% 9.02%
Ratios to Average Net Assets
(e)
Total expen ses .........................................
1.30% 1.38% 1.40% 1.26% 1.39%
Total expenses after fees waived and/or reimbursed ................
1.29% 1.37% 1.38% 1.26% 1.38%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
1.13% 1.09% 1.09% 1.05% 1.02%
Net investment income ...................................
5.92% 6.29% 4.95% 2.97% 3.85%
Supplemental Data
Net assets, end of year (000) ................................ $ 186,496  $ 201,724  $ 234,247  $ 318,157  $ 299,722
Portfolio turnover rate ..................................... 113%
(f)
110%
(f)
132%
(f)
149% 156%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in equity swaps.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Credit Relative Value Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
On February 27, 2025, the Board approved a change in the name of BlackRock Global Long/Short Credit Fund to BlackRock Credit Relative Value Fund. In connection with the Fund’s name change, the Fund removed an investment policy under which it would allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock, in which case the Fund would invest at least 30%) of its total assets in securities of non-U.S. issuers and allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). These changes became effective on May 5, 2025.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information,

Notes to Financial Statements
(continued)

Notes to Financial Statements
perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement
of Operations.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Credit
Relative Value Fund
CoreWeave Compute Acquisition Co. III LLC, Delayed Draw 1st
Lien Term Loan .................................. $ 543,134 $ 534,987 $ 537,051 $ 2,064
BlackRock Credit
Relative Value Fund Montage Hotels & Resorts LLC, Revolving 1st Lien Term Loan .. 89,427 89,427 87,308 (2,119)
BlackRock Credit
Relative Value Fund Seashell Bidco SL, Delayed Draw Facility 1st Lien Term Loan B . 221,175 252,405 252,102 (303)
$ (358)

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Borrowed bond agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price.
As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of the Fund’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Barclays Bank plc .............. $ 4,969,200 $ (5,049,301) $ (80,101) $ — $ — $ — $ — $ — $ (80,101)
Barclays Capital, Inc. ............ 541,603 (524,256) 17,347 — — — — — 17,347
BNP Paribas SA ............... 1,397,820 (1,418,572) (20,752) — — — — — (20,752)
BofA Securities, Inc. ............. 876,375 (880,498) (4,123) — — — — — (4,123)
Goldman Sachs & Co. LLC ........ 309,260 (325,723) (16,463) — — — — — (16,463)
Goldman Sachs International ....... 1,255,630 (1,271,099) (15,469) — — — — — (15,469)
J.P. Morgan Securities plc ......... 2,298,800 (2,359,805) (61,005) — — — — — (61,005)
Nomura Securities International, Inc. .. 618,750 (620,982) (2,232) — — — — — (2,232)
RBC Capital Markets LLC ......... 3,169,634 (3,244,212) (74,578) — — — — — (74,578)
RBC Europe Ltd. ............... 1,255,630 (1,271,100) (15,470) — — — — — (15,470)
$ 16,692,702 $ (16,965,548) $ (272,846) $ — $ — $ — $ — $ — $ (272,846)
...........................................
(a)
Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $356,034 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
For the year ended July 31, 2025, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year  ended  July 31, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  July 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A
Shares for a total of $2 .
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.95%
$1 billion - $3 billion ..................................................................................................... 0.89
$3 billion - $5 billion ..................................................................................................... 0.86
$5 billion - $6.5 billion .................................................................................................... 0.83
$6.5 billion - $10 billion ................................................................................................... 0.80
Greater than $10 billion ................................................................................................... 0.76
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Investor A Investor C Total
Service and distribution - class specific ............................................................. $ 118,313 $ 24,963 $ 143,276
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 86,828 $ 7,099 $ 375 $ 28,352 $ 122,654
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 1,045 $ 838 $ 367 $ 325 $ 2,575
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 642,179 $ 49,596 $ 2,583 $ 12,187 $ 706,545

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

For the year ended July 31, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent  Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July
31, 2025 , the amount waived was $ 60,550 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days' notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/
or reimbursed by the Manager in the Statement of Operations. For the year ended July 31, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2025, the Manager waived and/or reimbursed investment advisory fees of $12,261 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in Administration fees waived by the Manager — class specific and Transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended July 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending:  Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund
could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, including paydowns/payups and excluding short-term securities, were as follows:
Fund Name Investor A Investor C
BlackRock Credit Relative Value Fund ................................................................................ $ 285 $ 95
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 1 .20% 1 .40% 2 .15% 1 .15%
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 71,315 $ 125,930
Investor A ..................................................................................... 7,072 29,045
Investor C ..................................................................................... 366 1,486
Class K ...................................................................................... 2,057 941
$ 80,810 $ 157,402
Other Securities
Fund Name Purchases Sales
BlackRock Credit Relative Value Fund ........................................................................ $ 817,392,431 $ 949,193,576

Notes to Financial Statements
(continued)

Notes to Financial Statements
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of July 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods of premiums on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the deferral of compensation to Trustees and classification of investments.
During the year ended July 31, 2025, the Fund utilized the following amount of its capital loss carryforward:
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended July 31, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Fund Name
Year Ended
07/31/25
Year Ended
07/31/24
BlackRock Credit Relative Value Fund
Ordinary income ...................................................................................... $ 55,625,765 $ 33,131,717
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Credit Relative Value Fund ........................................... $ 24,530,607 $ (545,913,759) $ (73,205,288) $ (594,588,440)
Fund Name Amount Utilized
BlackRock Credit Relative Value Fund ....................................................................................... $ 7,312,320
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Credit Relative Value Fund ................................... $ 853,795,403 $ 33,536,312 $ (92,566,209) $ (59,029,897)

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it

Notes to Financial Statements
(continued)

Notes to Financial Statements
could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/25
Year Ended
07/31/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Credit Relative Value Fund
Institutional
Shares sold .............................................
13,779,094 $ 127,679,874 22,937,743 $ 206,598,748
Shares issued in reinvestment of distributions ........................
3,641,188 32,661,455 2,226,143 19,679,102
Shares redeemed .........................................
(21,120,671) (195,794,969) (48,085,127) (433,309,730)
(3,700,389) $ (35,453,640) (22,921,241) $ (207,031,880)
Investor A
Shares sold and automatic conversion of shares .......................
882,320 $ 8,131,821 1,236,696 $ 11,087,655
Shares issued in reinvestment of distributions ........................
310,981 2,798,827 169,697 1,503,513
Shares redeemed .........................................
(2,071,934) (19,247,465) (3,527,662) (31,655,416)
(878,633) $ (8,316,817) (2,121,269) $ (19,064,248)
Investor C
Shares sold .............................................
21,509 $ 200,259 35,143 $ 314,588
Shares issued in reinvestment of distributions ........................
15,972 144,071 7,038 62,428
Shares redeemed and automatic conversion of shares ..................
(142,918) (1,328,431) (266,231) (2,372,154)
(105,437) $ (984,101) (224,050) $ (1,995,138)
Class K
Shares sold .............................................
5,267,859 $ 48,898,681 5,030,210 $ 45,501,253
Shares issued in reinvestment of distributions ........................
201,192 1,804,690 126,460 1,119,173
Shares redeemed .........................................
(7,274,922) (67,441,467) (10,163,297) (91,622,961)
(1,805,871) $ (16,738,096) (5,006,627) $ (45,002,535)
(6,490,330) $ (61,492,654) (30,273,187) $ (273,093,801)

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information

To the Board of Trustees of BlackRock Funds IV and Shareholders of BlackRock Credit Relative Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Credit Relative Value Fund (one of the funds constituting BlackRock Funds IV, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July
31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, portfolio companies, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025
:
The following amount, or maximum amount allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
100
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2025:
Fund Name
Qualified Dividend
Income
BlackRock Credit Relative Value Fund ..................................................................................... $ 2,847,490
Fund Name
Qualified Business
Income
BlackRock Credit Relative Value Fund ..................................................................................... $ 11,498
Fund Name Federal Obligation Interest
BlackRock Credit Relative Value Fund ..................................................................................... $ 1,436,164
Fund Name
Dividends-Received
Deduction
BlackRock Credit Relative Value Fund ..................................................................................... 1 .36%
Fund Name Interest Dividends
BlackRock Credit Relative Value Fund ..................................................................................... $ 45,929,710
Fund Name
Interest-Related
Dividends
BlackRock Credit Relative Value Fund ..................................................................................... $ 28,010,931

Additional Information
2025
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2025
BlackRock Annual Financial Statements and Additional Information

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds IV (the “Trust”) met on May 8, 2025 (the “May
Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Credit Relative Value Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Fund and (2) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the
Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of
BlackRock’s business continuity plans..
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The
Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the first, second and second quartiles, respectively, against its
Performance Peers. The Board also noted that effective May 5, 2025, the Fund had undergone certain changes to its investment process, and in connection with such changes, changed its name from BlackRock Global Long/Short Credit Fund to BlackRock Credit Relative Value Fund.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers,
BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s actual management fee rate and total expense ratio ranked fourth out of four funds and third out of four funds, respectively, relative to the supplemental peer group. The
Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ESTR EUR - 1D Euro Short Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
MSCI Morgan Stanley Capital International
OBFR01 USD - 1D Overnight Bank Funding Rate
OTC Over-the-counter
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA GBP - 1D Sterling Overnight Index Average
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: September 23, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: September 23, 2025